As filed with the Securities and Exchange Commission on July 6, 2016

File Nos.
333-______
811-23167

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No.

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No.

OSI ETF TRUST
(Exact Name of Registrant as Specified in Charter)

60 STATE STREET, SUITE 700, BOSTON, MA 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (617) 855-7670

Connor O’Brien, 60 State Street, Suite 700, Boston, MA 02109
(Name and Address of Agent for Service of Process)

With a copy to:
Michael D. Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:	As soon as practicable following the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

O’SHARES
INVESTMENTS

SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

O’Shares FTSE Russell U.S. Quality High Dividend ETF ([TICKER])

O’Shares FTSE Russell U.S. Quality Value Dividend ETF ([TICKER])

O’Shares FTSE Russell U.S. Quality Growth Dividend ETF ([TICKER])

O’Shares FTSE Russell Mid-Cap Quality Dividend ETF ([TICKER])

O’Shares FTSE Russell Small Cap Quality Dividend ETF ([TICKER])

O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF ([TICKER])

O’Shares FTSE Russell International Quality Dividend ETF ([TICKER])

O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)  ([TICKER])

O’Shares FTSE Russell Emerging Markets Quality Dividend ETF ([TICKER])

O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged) ([TICKER])

O’Shares Quality Aggregate Bond ETF ([TICKER])

O’Shares Quality Investment Grade Corporate Bond ETF ([TICKER])

O’Shares Quality High Yield Corporate Bond ETF ([TICKER])

O’Shares Quality Short Term Investment Grade Corporate Bond ETF ([TICKER])

O’Shares Quality Short Term High Yield Corporate Bond ETF ([TICKER])

O’Shares Quality Preferred Stock ETF ([TICKER])

O’Shares Quality Senior Loan ETF ([TICKER])

[     ], 2016

Shares of the Funds are not individually redeemable and the owners of Shares may purchase or redeem Shares from each Fund in Creation Units only. The purchase and sale price of individual Shares trading on an Exchange may be below, at or above the most recently calculated NAV for such Shares. Shares will be listed for trading on NYSE Arca, Inc. (“Exchange” or “NYSE Arca”).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page

Fund Summaries
O’Shares FTSE Russell U.S. Quality High Dividend ETF
O’Shares FTSE Russell U.S. Quality Value Dividend ETF
O’Shares FTSE Russell U.S. Quality Growth Dividend ETF
O’Shares FTSE Russell Mid-Cap Quality Dividend ETF
O’Shares FTSE Russell Small Cap Quality Dividend ETF
O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF
O’Shares FTSE Russell International Quality Dividend ETF
O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)
O’Shares Quality Aggregate Bond ETF
O’Shares Quality Investment Grade Corporate Bond ETF
O’Shares Quality High Yield Corporate Bond ETF
O’Shares Quality Short Term Investment Grade Corporate Bond ETF
O’Shares Quality Short Term High Yield Corporate Bond ETF
O’Shares Quality Preferred Stock ETF
O’Shares Quality Senior Loan ETF
More Information About the Funds
More Information About the Funds’ Investment Objectives
More Information About the Funds’ Principal Investment Strategies
More Information about the Funds’ Principal Investment Risks
Investment Advisory Services
Investment Adviser
Portfolio Managers
Information Regarding Exchange-Traded Funds
Pricing Fund Shares
Shareholder Information
Portfolio Holdings Information
Distribution and Service Plan
Dividends and Distributions
Taxes
Service Providers
Index Provider

1 1 6 11 16 21 26 31 37 43 49 55 60 65 70 75 80 85 91 91 91 107 123 123 124 125 125 126 129 129 130 130 133 133

i

Householding Policy Financial Highlights	133 133

ii

Fund Summaries

O’Shares FTSE Russell U.S. Quality High Dividend ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “U.S. High Dividend Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the

Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the U.S. High Dividend Target Index.

The U.S. High Dividend Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization issuers with high dividend yields in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the U.S. High Dividend Target Index are selected from the FTSE USA Index, comprised of [__] of the largest U.S. publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__]. The Index Provider selects and weights securities for the U.S. High Dividend Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The U.S. High Dividend Target Index’s investable universe includes real estate investment trusts (“REITs”).

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the U.S. High Dividend Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the U.S. High Dividend Target Index, rather than holding all of the investments in the U.S. High Dividend Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the U.S. High Dividend Target Index. To the extent that the U.S. High Dividend Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the U.S. High Dividend Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the U.S. High Dividend Target Index, but which the Adviser believes will help the Fund track the U.S. High Dividend Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more U.S. High Dividend Target Index components or in anticipation of changes in the U.S. High Dividend Target Index’s components.

The Index Provider, in consultation with the Adviser, developed the U.S. High Dividend Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the U.S. High Dividend Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the U.S. High Dividend Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Index-Related Risk. There is no assurance that the Index Provider will compile the U.S. High Dividend Target Index accurately, or that the U.S. High Dividend Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the U.S. High Dividend Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. High Dividend Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the U.S. High Dividend Target Index. As a result, the Fund expects to hold constituent securities of the U.S. High Dividend Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent U.S. High Dividend Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the U.S. High Dividend Target Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the U.S. High Dividend Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the U.S. High Dividend Target Index. In addition, the Fund’s NAV may deviate from the U.S. High Dividend Target Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. High Dividend Target Index for that security.  The use of a representative sampling strategy to track the U.S. High Dividend Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the U.S. High Dividend Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares FTSE Russell U.S. Quality Value Dividend ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “U.S. Value Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the U.S. Value Target Index.

The U.S. Value Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization issuers with attractive valuations in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the U.S. Value Target Index are selected from the FTSE USA Index, comprised of [__] of the largest U.S. publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__]. The Index Provider selects and weights securities for the U.S. Value Target Index based on a proprietary approach that combines the following four factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, 3) high dividend yield for the twelve months preceding each annual reconstitution, and 4) value.  Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The U.S. Value Target Index’s investable universe includes real estate investment trusts (“REITs”).

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the U.S. Value Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the U.S. Value Target Index, rather than holding all of the investments in the U.S. Value Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the U.S. Value Target Index. To the extent that the U.S. Value Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the U.S. Value Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the U.S. Value Target Index, but which the Adviser believes will help the Fund track the U.S. Value Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more U.S. Value Target Index components or in anticipation of changes in the U.S. Value Target Index’s components.

The Index Provider, in consultation with the Adviser, developed the U.S. Value Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the U.S. Value Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the U.S. Value Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Index-Related Risk. There is no assurance that the Index Provider will compile the U.S. Value Target Index accurately, or that the U.S. Value Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the U.S. Value Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Value Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the U.S. Value Target Index. As a result, the Fund expects to hold constituent securities of the U.S. Value Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the U.S. Value Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the U.S. Value Target Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the U.S. Value Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the U.S. Value Target Index. In addition, the Fund’s NAV may deviate from the U.S. Value Target Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Value Target Index for that security.  The use of a representative sampling strategy to track the U.S. Value Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Value Stock Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Under certain market conditions, value securities have performed better during periods of economic recovery. Therefore, value securities may go in and out of favor over time.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the U.S. Value Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares FTSE Russell U.S. Quality Growth Dividend ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “U.S. Growth Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the U.S. Growth Target Index.

The U.S. Growth Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization issuers with attractive growth in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high growth and dividend equities that have experienced large price declines, as may occur with some growth and dividend investing strategies.

The constituents of the U.S. Growth Target Index are selected from the FTSE USA Index, comprised of [__] of the largest U.S. publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__]. The Index Provider selects and weights securities for the U.S. Growth Target Index based on a proprietary approach that combines the following four factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, 3) high dividend yield for the twelve months preceding each annual reconstitution, and 4) growth.  Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The U.S. Growth Target Index’s investable universe includes real estate investment trusts (“REITs”).

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the U.S. Growth Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the U.S. Growth Target Index, rather than holding all of the investments in the U.S. Growth Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the U.S. Growth Target Index. To the extent that the U.S. Growth Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the U.S. Growth Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the U.S. Growth Target Index, but which the Adviser believes will help the Fund track the U.S. Growth Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more U.S. Growth Target Index components or in anticipation of changes in the U.S. Growth Target Index’s components.

The Index Provider, in consultation with the Adviser, developed the U.S. Growth Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the U.S. Growth Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the U.S. Growth Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Growth Stock Risk: Growth securities may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore, growth securities may go in and out of favor over time.

Index-Related Risk. There is no assurance that the Index Provider will compile the U.S. Growth Target Index accurately, or that the U.S. Growth Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the U.S. Growth Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Growth Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the U.S. Growth Target Index. As a result, the Fund expects to hold constituent securities of the U.S. Growth Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent U.S. Growth Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the U.S. Growth Target Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the U.S. Growth Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the U.S. Growth Target Index. In addition, the Fund’s NAV may deviate from the U.S. Growth Target Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Growth Target Index for that security.  The use of a representative sampling strategy to track the U.S. Growth Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the U.S. Growth Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares FTSE Russell Mid-Cap Quality Dividend ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “U.S. Mid Cap Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the U.S. Mid Cap Target Index.

The U.S. Mid Cap Target Index is designed to measure the performance of publicly-listed mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the U.S. Mid Cap Target Index are selected from the FTSE USA Mid Cap Index, comprised of [__] U.S. publicly-listed mid-capitalization equities that had market capitalizations between [__] and [__], with an average market capitalization of [__], as of [__]. The Index Provider selects and weights securities for the U.S. Mid Cap Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The U.S. Mid Cap Target Index’s investable universe includes real estate investment trusts (“REITs”).

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the U.S. Mid Cap Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the U.S. Mid Cap Target Index, rather than holding all of the investments in the U.S. Mid Cap Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the U.S. Mid Cap Target Index. To the extent that the U.S. Mid Cap Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the U.S. Mid Cap Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the U.S. Mid Cap Target Index, but which the Adviser believes will help the Fund track the U.S. Mid Cap Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more U.S. Mid Cap Target Index components or in anticipation of changes in the U.S. Mid Cap Target Index’s components.

The Index Provider, in consultation with the Adviser, developed the U.S. Mid Cap Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the U.S. Mid Cap Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the U.S. Mid Cap Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Index-Related Risk. There is no assurance that the Index Provider will compile the U.S. Mid Cap Target Index accurately, or that the U.S. Mid Cap Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the U.S. Mid Cap Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Mid Cap Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the U.S. Mid Cap Target Index. As a result, the Fund expects to hold constituent securities of the

U.S. Mid Cap Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.  Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the U.S. Mid Cap Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the U.S. Mid Cap Target Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the U.S. Mid Cap Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the U.S. Mid Cap Target Index. In addition, the Fund’s NAV may deviate from the U.S. Mid Cap Target Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Mid Cap Target Index for that security.  The use of a representative sampling strategy to track the U.S. Mid Cap Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the U.S. Mid Cap Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “U.S. Small Cap Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the U.S. Small Cap Target Index.

The U.S. Small Cap Target Index is designed to measure the performance of publicly-listed small-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the U.S. Small Cap Target Index are selected from the FTSE USA Small Cap Index, comprised of [__] U.S. publicly-listed small-capitalization equities that had market capitalizations between [__] and [__], with an average market capitalization of [__], as of [__]. The Index Provider selects and weights securities for the U.S. Small Cap Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The U.S. Small Cap Target Index’s investable universe includes real estate investment trusts (“REITs”).

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the U.S. Small Cap Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the U.S. Small Cap Target Index, rather than holding all of the investments in the U.S. Small Cap Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the U.S. Small Cap Target Index. To the extent that the U.S. Small Cap Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the U.S. Small Cap Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the U.S. Small Cap Target Index, but which the Adviser believes will help the Fund track the U.S. Small Cap Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more U.S. Small Cap Target Index components or in anticipation of changes in the U.S. Small Cap Target Index’s components.

The Index Provider, in consultation with the Adviser, developed the U.S. Small Cap Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the U.S. Small Cap Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the U.S. Small Cap Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Index-Related Risk. There is no assurance that the Index Provider will compile the U.S. Small Cap Target Index accurately, or that the U.S. Small Cap Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the U.S. Small Cap Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Small Cap Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the U.S. Small Cap Target Index. As a result, the Fund expects to hold constituent securities of the U.S. Small Cap Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the U.S. Small Cap Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Small Capitalization Securities Risk. The securities of small capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the U.S. Small Cap Target Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the U.S. Small Cap Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the U.S. Small Cap Target Index. In addition, the Fund’s NAV may deviate from the U.S. Small Cap Target Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Small Cap Target Index for that security.  The use of a representative sampling strategy to track the U.S. Small Cap Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the U.S. Small Cap Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “U.S. Small and Mid-Cap Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the U.S. Small and Mid-Cap Target Index.

The U.S. Small and Mid-Cap Target Index is designed to measure the performance of publicly-listed small and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the U.S. Small and Mid-Cap Target Index are selected from the FTSE USA Small and Mid-Cap Index, comprised of [__] U.S. publicly-listed small and mid-capitalization equities that had market capitalizations between [__] and [__], with an average market capitalization of [__], as of [__].  The Index Provider selects and weights securities for the U.S. Small and Mid-Cap Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The U.S. Small and Mid-Cap Target Index’s investable universe includes real estate investment trusts (“REITs”).

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the U.S. Small and Mid-Cap Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the U.S. Small and Mid-Cap Target Index, rather than holding all of the investments in the U.S. Small and Mid-Cap Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the U.S. Small and Mid-Cap Target Index. To the extent that the U.S. Small and Mid-Cap Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the U.S. Small and Mid-Cap Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the U.S. Small and Mid-Cap Target Index, but which the Adviser believes will help the Fund track the U.S. Small and Mid-Cap Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more U.S. Small and Mid-Cap Target Index components or in anticipation of changes in the U.S. Small and Mid-Cap Target Index’s components.

The Index Provider, in consultation with the Adviser, developed the U.S. Small and Mid-Cap Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the U.S. Small and Mid-Cap Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the U.S. Small and Mid-Cap Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Index-Related Risk. There is no assurance that the Index Provider will compile the U.S. Small and Mid-Cap Target Index accurately, or that the U.S. Small and Mid-Cap Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the U.S. Small and Mid-Cap Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Small and Mid-Cap Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the U.S. Small and Mid-Cap Target Index. As a result, the Fund expects to hold constituent securities of the U.S. Small and Mid-Cap Target Index regardless of their current or projected performance.

Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the U.S. Small and Mid-Cap Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Small and Mid-Capitalization Securities Risk. The securities of small and mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the U.S. Small and Mid-Cap Target Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the U.S. Small and Mid-Cap Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the U.S. Small and Mid-Cap Target Index. In addition, the Fund’s NAV may deviate from the U.S. Small and Mid-Cap Target Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Small and Mid-Cap Target Index for that security.  The use of a representative sampling strategy to track the U.S. Small and Mid-Cap Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the U.S. Small and Mid-Cap Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares FTSE Russell International Quality Dividend ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “International Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the International Target Index.

The International Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying international issuers that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the International Target Index are selected from the FTSE Developed International Index, comprised of [__] of the largest developed international publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__]. The Index Provider selects and weights securities for the International Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The International Target Index’s investable universe includes real estate investment trusts (“REITs”).

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the International Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the International Target Index, rather than holding all of the investments in the International Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the International Target Index and in depositary receipts representing such securities. To the extent that the International Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the International Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the International Target Index, but which the Adviser believes will help the Fund track the International Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more International Target Index components or in anticipation of changes in the International Target Index’s components.

The Index Provider, in consultation with the Adviser, developed the International Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the International Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the International Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Index-Related Risk. There is no assurance that the Index Provider will compile the International Target Index accurately, or that the International Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the International Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the International Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other exchange-traded funds.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the International Target Index. As a result, the Fund expects to hold constituent securities of the International Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the International Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the International Target Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the International Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the International Target Index. In addition, the Fund’s NAV may deviate from the International Target Index if the Fund fair values a portfolio security at a price other than the price used by the International Target Index for that security.  The use of a representative sampling strategy to track the International Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the International Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “International Hedged Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Acquired Fund Fees and Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the International Hedged Target Index.

The International Hedged Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend paying international issuers that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the International Hedged Target Index are selected from the FTSE Developed International Hedged Index, comprised of [__] of the largest developed international publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__]. The Index Provider selects and weights securities for the International Hedged Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The International Hedged Target Index’s investable universe includes real estate investment trusts (“REITs”).

The International Hedged Target Index hedges against fluctuations in the relative value of foreign currencies in which the International Hedged Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. Conversely, the International Hedged Target Index would be expected to have lower returns than an equivalent unhedged index when these foreign currencies are rising in value relative to the U.S. dollar. The International Hedged Target Index applies published one-month currency forward rates to the International Hedged Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the International Hedged Target Index. Although the hedged nature of the International Hedged Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the International Hedged Target Index and in depositary receipts representing such securities (“80% policy”), including indirectly through the O’Shares FTSE RussellInternational Quality Dividend ETF (the “Underlying Fund”).  To the extent that the International Hedged Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the International Hedged Target Index was concentrated in the [_____] sectors.

Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the Underlying Fund. The Underlying Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of its underlying index. The Underlying Fund expects to employ a representative sampling strategy in seeking to track the performance of its underlying index, which means it will typically invest in a portfolio of investments that collectively have an investment profile similar to its underlying index, rather than holding all of the investments in its underlying index.

The Fund may invest up to 20% of its total assets in investments not included in the International Hedged Target Index, but which the Adviser believes will help the Fund track the International Hedged Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more International Hedged Target Index components or in anticipation of changes in the International Hedged Target Index’s components.

The Index Provider, in consultation with the Adviser, developed the International Hedged Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the International Hedged Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.  For purposes of these Principal Investment Risks, references to the Fund include the Underlying Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the International Hedged Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to:

differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, unless perfectly hedged, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward and Futures Contracts Risk. The Fund may invest in forward and futures contracts. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk. The Fund’s hedging strategies may not be successful, and even if they are successful, the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

Index-Related Risk. There is no assurance that the Index Provider will compile the International Hedged Target Index accurately, or that the International Hedged Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the International Hedged Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the International Hedged Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other exchange-traded funds.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the International Hedged Target Index. As a result, the Fund expects to hold constituent securities of the International Hedged Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the International Hedged Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the International Hedged Target Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the International Hedged Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the International Hedged Target Index. In addition, the Fund’s NAV may deviate from the International Hedged Target Index if the Fund fair values a portfolio security at a price other than the price used by the International Hedged Target Index for that security.  The use of a representative sampling strategy to track the International Hedged Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the International Hedged Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares FTSE Russell Emerging Markets Quality Dividend ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “Emerging Markets Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Emerging Markets Target Index.

The Emerging Markets Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in emerging markets that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Emerging Markets Target Index are selected from the FTSE Emerging Markets Index, comprised of [__] of the largest emerging market publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__]. The Index Provider selects and weights securities for the Emerging Markets Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Emerging Markets Target Index’s investable universe includes real estate investment trusts (“REITs”).

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Emerging Market Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Emerging Market Target Index, rather than holding all of the investments in the Emerging Market Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Emerging Market Target Index and in depositary receipts representing such securities. To the extent that the Emerging Market Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the Emerging Market Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Emerging Market Target Index, but which the Adviser believes will help the Fund track the Emerging Market Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Emerging Market Target Index components or in anticipation of changes in the Emerging Market Target Index’s components.

The Index Provider, in consultation with the Adviser, developed the Emerging Market Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Emerging Market Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the Emerging Markets Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Emerging Markets Risk. Investments in securities of issuers in emerging market countries are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.  Some economies in emerging markets are dependent on a range of commodities, and are strongly affected by international commodity prices. Other emerging market economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Index-Related Risk. There is no assurance that the Index Provider will compile the Emerging Markets Target Index accurately, or that the Emerging Markets Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Emerging Markets Target Index is designed to achieve, the

Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Emerging Markets Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other exchange-traded funds.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Emerging Markets Target Index. As a result, the Fund expects to hold constituent securities of the Emerging Markets Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the Emerging Markets Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the Emerging Markets Target Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the Emerging Markets Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Target Index. In addition, the Fund’s NAV may deviate from the Emerging Markets Target Index if the Fund fair values a portfolio security at a price other than the price used by the Emerging Markets Target Index for that security.  The use of a representative sampling strategy to track the Emerging Markets Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Emerging Markets Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “Emerging Markets Hedged Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Acquired Fund Fees and Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Emerging Markets Hedged Target Index.

The Emerging Markets Hedged Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend paying issuers in emerging markets that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Emerging Markets Hedged Target Index are selected from the FTSE Emerging Markets Hedged Index, comprised of [__] of the largest emerging market publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__]. The Index Provider selects and weights securities for the Emerging Markets Hedged Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Emerging Markets Hedged Target Index’s investable universe includes real estate investment trusts (“REITs”).

The Emerging Markets Hedged Target Index hedges against fluctuations in the relative value of foreign currencies in which the Emerging Markets Hedged Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. Conversely, the Emerging Markets Hedged Target Index would be expected to have lower returns than an equivalent unhedged index when these foreign currencies are rising in value relative to the U.S. dollar. The Emerging Markets Hedged Target Index applies published one-month currency forward rates to the Emerging Markets Hedged Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the Emerging Markets Hedged Target Index. Although the hedged nature of the Emerging Markets Hedged Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Emerging Markets Hedged Target Index and in depositary receipts representing such securities (“80% policy”), including indirectly through the O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (the “Underlying Fund”). To the extent that the Emerging Markets Hedged Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the Emerging Markets Hedged Target Index was concentrated in the [_____] sectors.

Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the Underlying Fund. The Underlying Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of its underlying index. The Underlying Fund expects to employ a representative sampling strategy in seeking to track the performance of its underlying index, which means it will typically invest in a portfolio of investments that collectively have an investment profile similar to its underlying index, rather than holding all of the investments in its underlying index.

The Fund may invest up to 20% of its total assets in investments not included in the Emerging Markets Hedged Target Index, but which the Adviser believes will help the Fund track the Emerging Markets Hedged Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Emerging Markets Hedged Target Index components or in anticipation of changes in the Emerging Markets Hedged Target Index’s components.

The Index Provider, in consultation with the Adviser, developed the Emerging Markets Hedged Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Emerging Markets Hedged Target Index.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.  For purposes of these Principal Investment Risks, references to the Fund include the Underlying Fund.  For purposes of these Principal Investment Risks, references to the Fund include the Underlying Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the Emerging Markets Hedged Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Emerging Markets Risk. Investments in securities of issuers in emerging market countries are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Some economies in emerging markets are dependent on a range of commodities, and are strongly affected by international commodity prices. Other emerging market economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, unless perfectly hedged, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward and Futures Contracts Risk. The Fund may invest in forward and futures contracts. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk. The Fund’s hedging strategies may not be successful, and even if they are successful, the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

Index-Related Risk. There is no assurance that the Index Provider will compile the Emerging Markets Hedged Target Index accurately, or that the Emerging Markets Hedged Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Emerging Markets Hedged Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Emerging Markets Hedged Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other exchange-traded funds.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Emerging Markets Hedged Target Index. As a result, the Fund expects to hold constituent securities of the Emerging Markets Hedged Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the Emerging Markets Hedged Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the Emerging Markets Hedged Target Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the Emerging Markets Hedged Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Hedged Target Index. In addition, the Fund’s NAV may deviate from the Emerging Markets Hedged Target Index if the Fund fair values a portfolio security at a price other than the price used by the

Emerging Markets Hedged Target Index for that security.  The use of a representative sampling strategy to track the Emerging Markets Hedged Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Emerging Markets Hedged Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares Quality Aggregate Bond ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “[______ Index]”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the [______ Index].

The [______ Index] is designed to measure the performance of liquid, U.S. dollar-denominated investment grade bonds with certain credit quality metrics including lower leverage, higher interest expense coverage and strong cash flow, as well as yield and liquidity thresholds, selected from the total U.S. investment-grade bond market.  The [______ Index] includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass through securities (including those issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”) and U.S. government-sponsored entities, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”)), commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  The credit quality, yield and liquidity threshold requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

The constituents of the [______ Index] are selected from the [______ Index].  Currently, the bonds eligible for inclusion in the [______ Index] include U.S. dollar-denominated bonds that have an average rating of investment grade.  Ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the bond.  Investment grade securities are securities rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality.

Interactive Data Pricing and Reference Data LLC (the “Index Provider”) selects and weights securities for the [______ Index] based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the [______ Index], which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the [______ Index], rather than holding all of the investments in the [______ Index]. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the [______ Index] or to-be-announced (“TBA”) transactions representing components.  To the extent that the [______ Index] concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the [______ Index] was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the [______ Index], but which the Adviser believes will help the Fund track the [______ Index]. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more [______ Index] components or in anticipation of changes in the [______ Index]’s components.

The Index Provider, in consultation with the Adviser, developed the [______ Index] methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the [______ Index].

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the [_______] Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Extension Risk. Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Income Risk. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Index-Related Risk. There is no assurance that the Index Provider will compile the [_______] Index accurately, or that the [_______] Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the [_______] Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the [_______] Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Interest Rate Risk. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities may be subject to prepayment and extension risks.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the [______ Index]. As a result, the Fund expects to hold constituent securities of the [______ Index] regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

Prepayment Risk. Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent [______ Index], and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the [_______] Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the [_______] Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the [_______] Index. In addition, the Fund’s NAV may deviate from the [_______] Index if the Fund fair values a portfolio security at a price other than the price used by the [_______] Index for that security.  The use of a representative sampling strategy to track the [_______] Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the [______ Index] will not be exposed to the less volatile securities in the index universe. Volatile securities are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares Quality Investment Grade Corporate Bond ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “[______ Index]”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the [______ Index].

The [______ Index] is designed to measure the performance of liquid, U.S. dollar-denominated investment grade corporate bonds with certain credit quality metrics including lower leverage, higher interest expense coverage and strong cash flow, as well as yield and liquidity thresholds.  The credit quality, yield and liquidity threshold requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

The constituents of the [______ Index] are selected from the [______ Index].  Currently, the bonds eligible for inclusion in the [______ Index] include U.S. dollar-denominated corporate bonds that: 1) are issued by companies domiciled in the U.S. and 2) have an average rating of investment grade.  Ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the bond.  Investment grade securities are securities rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality.

Interactive Data Pricing and Reference Data LLC (the “Index Provider”) selects and weights securities for the [______ Index] based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the [______ Index], which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the [______ Index], rather than holding all of the investments in the [______ Index]. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the [______ Index]. To the extent that the [______ Index] concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the [______ Index] was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the [______ Index], but which the Adviser believes will help the Fund track the [______ Index]. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more [______ Index] components or in anticipation of changes in the [______ Index]’s components.

The Index Provider, in consultation with the Adviser, developed the [______ Index] methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the [______ Index].

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the [_______] Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Extension Risk. Some debt securities are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Income Risk. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Index-Related Risk. There is no assurance that the Index Provider will compile the [_______] Index accurately, or that the [_______] Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the [_______] Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the [_______] Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Interest Rate Risk. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the [______ Index]. As a result, the Fund expects to hold constituent securities of the [______ Index] regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent [______ Index], and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the [_______] Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the [_______] Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the [_______] Index. In addition, the Fund’s NAV may deviate from the [_______] Index if the Fund fair values a portfolio security at a price other than the price used by the [_______] Index for that security.  The use of a representative sampling strategy to track the [_______] Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the [______ Index] will not be exposed to the less volatile securities in the index universe. Volatile securities are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV

(a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

 O’Shares Quality High Yield Corporate Bond ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “[______ Index]”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the [______ Index].

The [______ Index] is designed to measure the performance of liquid, U.S. dollar-denominated high yield corporate bonds with certain credit quality metrics including leverage thresholds, interest expense coverage and cash flow levels, as well as yield and liquidity requirements.  The credit quality, yield and liquidity requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

The constituents of the [______ Index] are selected from the [______ Index].  Currently, the bonds eligible for inclusion in the [______ Index] include U.S. dollar-denominated corporate bonds that: 1) are issued by companies domiciled in the U.S. and 2) have an average rating below investment grade.  Ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the bond.  High yield (or non-investment grade) securities are securities rated lower than Baa3 or BBB- (or the equivalent) by a nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality.

Interactive Data Pricing and Reference Data LLC (the “Index Provider”) selects and weights securities for the [______ Index] based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the [______ Index], which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the [______ Index], rather than holding all of the investments in the [______ Index]. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the [______ Index]. To the extent that the [______ Index] concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the [______ Index] was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the [______ Index], but which the Adviser believes will help the Fund track the [______ Index]. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more [______ Index] components or in anticipation of changes in the [______ Index]’s components.

The Index Provider, in consultation with the Adviser, developed the [______ Index] methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the [______ Index].

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the [_______] Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Extension Risk. Some debt securities are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

High-Yield Debt Securities Risk.  Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income Risk. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Index-Related Risk. There is no assurance that the Index Provider will compile the [_______] Index accurately, or that the [_______] Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the [_______] Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the [_______] Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Interest Rate Risk. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the [______ Index]. As a result, the Fund expects to hold constituent securities of the [______ Index] regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent [______ Index], and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the [_______] Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the [_______] Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the [_______] Index. In addition, the Fund’s NAV may deviate from the [_______] Index if the Fund fair values a portfolio security at a price other than the price used by the [_______] Index for that security.  The use of a representative sampling strategy to track the [_______] Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the [______ Index] will not be exposed to the less volatile securities in the index universe. Volatile securities are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

 O’Shares Quality Short Term Investment Grade Corporate Bond ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “[______ Index]”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the [______ Index].

The [______ Index] is designed to measure the performance of liquid, U.S. dollar-denominated investment grade corporate bonds with certain credit quality metrics including lower leverage, higher interest expense coverage and strong cash flow, as well as yield and liquidity thresholds.  The credit quality, yield and liquidity threshold requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

The constituents of the [______ Index] are selected from the [______ Index].  Currently, the bonds eligible for inclusion in the [______ Index] include U.S. dollar-denominated corporate bonds that: 1) are issued by companies domiciled in the U.S., 2) have an average rating of investment grade and 3) have a maturity not longer than 5 years.  Ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the bond.  Investment grade securities are securities rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality.

Interactive Data Pricing and Reference Data LLC (the “Index Provider”) selects and weights securities for the [______ Index] based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the [______ Index], which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the [______ Index], rather than holding all of the investments in the [______ Index]. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the [______ Index]. To the extent that the [______ Index] concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the [______ Index] was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the [______ Index], but which the Adviser believes will help the Fund track the [______ Index]. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more [______ Index] components or in anticipation of changes in the [______ Index]’s components.

The Index Provider, in consultation with the Adviser, developed the [______ Index] methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the [______ Index].

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the [_______] Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Extension Risk. Some debt securities are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Income Risk. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Index-Related Risk. There is no assurance that the Index Provider will compile the [_______] Index accurately, or that the [_______] Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the [_______] Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the [_______] Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Interest Rate Risk. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the [______ Index]. As a result, the Fund expects to hold constituent securities of the [______ Index] regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent [______ Index], and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the [_______] Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the [_______] Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the [_______] Index. In addition, the Fund’s NAV may deviate from the [_______] Index if the Fund fair values a portfolio security at a price other than the price used by the [_______] Index for that security.  The use of a representative sampling strategy to track the [_______] Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the [______ Index] will not be exposed to the less volatile securities in the index universe. Volatile securities are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV

(a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares Quality Short Term High Yield Corporate Bond ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “[______ Index]”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the [______ Index].

The [______ Index] is designed to measure the performance of liquid, U.S. dollar-denominated high yield corporate bonds with certain credit quality metrics including leverage thresholds, interest expense coverage and cash flow levels, as well as yield and liquidity requirements.  The credit quality, yield and liquidity requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

The constituents of the [______ Index] are selected from the [______ Index].  Currently, the bonds eligible for inclusion in the [______ Index] include U.S. dollar-denominated corporate bonds that: 1) are issued by companies domiciled in the U.S., 2) have an average rating below investment grade and 3) have a maturity not longer than 5 years.  Ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the bond.  High yield (or non-investment grade) securities are securities rated lower than Baa3 or BBB- (or the equivalent) by a nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality.

Interactive Data Pricing and Reference Data LLC (the “Index Provider”) selects and weights securities for the [______ Index] based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the [______ Index], which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the [______ Index], rather than holding all of the investments in the [______ Index]. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the [______ Index]. To the extent that the [______ Index] concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the [______ Index] was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the [______ Index], but which the Adviser believes will help the Fund track the [______ Index]. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more [______ Index] components or in anticipation of changes in the [______ Index]’s components.

The Index Provider, in consultation with the Adviser, developed the [______ Index] methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the [______ Index].

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the [_______] Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Extension Risk. Some debt securities are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

High-Yield Debt Securities Risk.  Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Income Risk. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Index-Related Risk. There is no assurance that the Index Provider will compile the [_______] Index accurately, or that the [_______] Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the [_______] Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the [_______] Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Interest Rate Risk. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the [______ Index]. As a result, the Fund expects to hold constituent securities of the [______ Index] regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent [______ Index], and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the [_______] Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the [_______] Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the [_______] Index. In addition, the Fund’s NAV may deviate from the [_______] Index if the Fund fair values a portfolio security at a price other than the price used by the [_______] Index for that security.  The use of a representative sampling strategy to track the [_______] Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the [______ Index] will not be exposed to the less volatile securities in the index universe. Volatile securities are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares Quality Preferred Stock ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “[______ Index]”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the [______ Index].

The [______ Index] is designed to measure the performance of U.S. dollar-denominated preferred stocks with certain credit quality metrics including leverage thresholds, interest expense coverage and cash flow levels, as well as yield and liquidity requirements.  The credit quality, yield and liquidity requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company’s liquidation. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.

The constituents of the [______ Index] are selected from the [______ Index].  The [______ Index] excludes certain issues of preferred stock, such as those that are issued by special ventures (e.g., toll roads or dam operators) or structured products and brand name products issued by financial institutions that are packaged securities linked to indices or other stocks. The [______ Index] may include many different categories of preferred stock, such as floating, variable and fixed-rate preferreds, callable preferreds, convertible preferreds, cumulative and non-cumulative preferreds, trust preferreds or various other traditional and hybrid issues of preferred stock.  The [______ Index] may include preferred stock issued by large-, mid- or small-capitalization companies.

Interactive Data Pricing and Reference Data LLC (the “Index Provider”) selects and weights securities for the [______ Index] based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the [______ Index], which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the [______ Index], rather than holding all of the investments in the [______ Index]. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the [______ Index]. To the extent that the [______ Index] concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [__], the [______ Index] was concentrated in the financial industry group.  Components of the [______ Index] primarily include financials, telecommunications and utilities companies. The components of the [______ Index], and the degree to which these components represent certain industries, may change over time.

The Fund may invest up to 20% of its total assets in investments not included in the [______ Index], but which the Adviser believes will help the Fund track the [______ Index]. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more [______ Index] components or in anticipation of changes in the [______ Index]’s components.

The Index Provider, in consultation with the Adviser, developed the [______ Index] methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the [______ Index].

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the [_______] Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Dividend Paying Stocks Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation on any individual financial company, or recent or future regulation on the financials sector as a whole cannot be predicted.

Index-Related Risk. There is no assurance that the Index Provider will compile the [_______] Index accurately, or that the [_______] Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the [_______] Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the [_______] Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Interest Rate Risk. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the [______ Index]. As a result, the Fund expects to hold constituent securities of the [______ Index] regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent [______ Index], and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the [_______] Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the [_______] Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the [_______] Index. In addition, the Fund’s NAV may deviate from the [_______] Index if the Fund fair values a portfolio security at a price other than the price used by the [_______] Index for that security.  The use of a representative sampling strategy to track the [_______] Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability.

Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the [______ Index] will not be exposed to the less volatile securities in the index universe. Volatile securities are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

O’Shares Quality Senior Loan ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of the [______ Index] (the “[______ Index]”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[ ]%

(1)  Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees of OSI ETF Trust (the “Trust”) has not currently approved the commencement of any payments under the Plan.

(2)  Based on estimated amounts for the current fiscal year.

(3)  The Fund’s investment adviser, O’Shares Investment Advisers, LLC ( the “Adviser”), has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to [   ] %. This undertaking can only be changed with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the [______ Index].

The [______ Index] is designed to measure the performance of liquid, U.S. dollar-denominated senior loans with certain credit quality metrics including leverage thresholds, interest expense coverage and cash flow levels, as well as yield and liquidity requirements.  The credit quality, yield and liquidity requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

Senior loans are generally defined to include leveraged loans, bank loans and/or floating rate loans. Banks and other lending institutions generally issue senior loans to corporations, partnerships or other entities (“borrowers”). These borrowers operate in a variety of industries and geographic regions, including foreign countries.

Senior loans often are issued in connection with recapitalizations, acquisitions, leveraged buyouts and re-financings. Senior loans typically are structured and administered by a financial institution that acts as agent for the lenders in the lending group. The Fund generally will purchase loans from banks or other financial institutions through assignments or participations. The Fund may acquire a direct interest in a loan from the agent or another lender by assignment or an indirect interest in a loan as a participation in another lender’s portion of a loan. The Fund generally will sell loans it holds by way of an assignment, but may sell participation interests in such loans at any time to facilitate its ability to fund redemption requests.

The constituents of the [______ Index] are selected from the [______ Index].  Currently, the senior loans eligible for inclusion in the [______ Index] include U.S. dollar-denominated senior loans that: 1) are issued by companies domiciled in the U.S. and 2) have an average rating above [____].  Ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the senior loan.

[____] (the “Index Provider”) selects and weights securities for the [______ Index] based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the [______ Index], which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the [______ Index], rather than holding all of the investments in the [______ Index]. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the [______ Index]. To the extent that the [______ Index] concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the [______ Index] was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the [______ Index], but which the Adviser believes will help the Fund track the [______ Index]. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more [______ Index] components or in anticipation of changes in the [______ Index]’s components.

The Index Provider, in consultation with the Adviser, developed the [______ Index] methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the [______ Index].

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the [_______] Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

Extension Risk. Some debt securities are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Floating Rate Corporate Investments Risk. Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

High-Yield Debt Securities Risk.  Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Impairment of Collateral Risk. The value of collateral securing a loan or other corporate debt security may decline after the Fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund, or the collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell.

Income Risk. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Index-Related Risk. There is no assurance that the Index Provider will compile the [_______] Index accurately, or that the [_______] Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the [_______] Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the [_______] Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders.

Interest Rate Risk. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the [______ Index]. As a result, the Fund expects to hold constituent securities of the [______ Index] regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange.

Prepayment Risk. Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent [______ Index], and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Senior Loan Risk. The risk that investing in senior loans exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund will have to reinvest the proceeds in other senior loans or instruments that may pay lower interest rates.

Tracking Error Risk. The investment performance of the Fund may diverge from that of the [_______] Index due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the [_______] Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the [_______] Index. In addition, the Fund’s NAV may deviate from the [_______] Index if the Fund fair values a portfolio security at a price other than the price used by the [_______] Index for that security.  The use of a representative sampling strategy to track the [_______] Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Variable Rate Securities Risk. Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the [______ Index] will not be exposed to the less volatile securities in the index universe. Volatile securities are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: O’Shares Investment Advisers, LLC

Portfolio Managers:

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]
[ ]	Since inception	[ ]

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

More Information About the Funds

More Information About the Funds’ Investment Objectives

Each Fund seeks to track the performance (before fees and expenses) of its target index (“Target Index”). Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval with at least 60 days’ notice to shareholders.

More Information About the Funds’ Principal Investment Strategies

O’Shares FTSE Russell U.S. Quality High Dividend ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization issuers with high dividend yields in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Target Index are selected from the FTSE USA Index, comprised of [__] of the largest U.S. publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__].The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Target Index’s investable universe includes REITs.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities,  derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares FTSE Russell U.S. Quality Value Dividend ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization issuers with attractive valuations in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Target Index are selected from the FTSE USA Index, comprised of [__] of the largest U.S. publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__]. The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following four factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, 3) high dividend yield for the twelve months preceding each annual reconstitution, and 4) value.  Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Target Index’s investable universe includes REITs.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities,  derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares FTSE Russell U.S. Quality Growth Dividend ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization issuers with attractive growth in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high growth and dividend equities that have experienced large price declines, as may occur with some growth and dividend investing strategies.

The constituents of the Target Index are selected from the FTSE USA Index, comprised of [__] of the largest U.S. publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__]. The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following four factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, 3) high dividend yield for the twelve months preceding each annual reconstitution, and 4) growth.  Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Target Index’s investable universe includes REITs.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities,  derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares FTSE Russell Mid-Cap Quality Dividend ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of publicly-listed mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Target Index are selected from the FTSE USA Mid Cap Index, comprised of [__] U.S. publicly-listed mid-capitalization equities that had market capitalizations between [__] and [__], with an average market capitalization of [__], as of [__].  The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Target Index’s investable universe includes REITs.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares FTSE Russell Small Cap Quality Dividend ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of publicly-listed small-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Target Index are selected from the FTSE USA Small Cap Index, comprised of [__] U.S. publicly-listed small-capitalization equities that had market capitalizations between [__] and [__], with an average market capitalization of [__], as of [__]. The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Target Index’s investable universe includes REITs.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the

Adviser may choose to purchase or sell investments including ETF and other investment company securities,  derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of publicly-listed small and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Target Index are selected from the FTSE USA Small and Mid-Cap Index, comprised of [__] U.S. publicly-listed small and mid-capitalization equities that had market capitalizations between [__] and [__], with an average market capitalization of [__], as of [__].  The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Target Index’s investable universe includes REITs.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares FTSE Russell International Quality Dividend ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying international issuers that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Target Index are selected from the FTSE Developed International Index, comprised of [__] of the largest developed international publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__].  The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Target Index’s investable universe includes REITs.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index and in depositary receipts representing such securities. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities,  derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend paying international issuers that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Target Index are selected from the FTSE Developed International Hedged Index, comprised of [__] of the largest developed international publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__]. The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Target Index’s investable universe includes REITs.

The Target Index hedges against fluctuations in the relative value of foreign currencies in which the Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. Conversely, the Target Index would be expected to have lower returns than an equivalent unhedged index when these foreign currencies are rising in value relative to the U.S. dollar. The Target Index applies published one-month currency forward rates to the Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the Target Index. Although the hedged nature of the Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index and in depositary receipts representing such securities (“80% policy”), including indirectly through the O’Shares FTSE Russell International Quality Dividend ETF (the “Underlying Fund”).  To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the Underlying Fund. The Underlying Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of its underlying index. The Underlying Fund expects to employ a representative sampling strategy in seeking to track the performance of its underlying index, which means it will typically invest in a portfolio of investments that collectively have an investment profile similar to its underlying index, rather than holding all of the investments in its underlying index.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities,  derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares FTSE Russell Emerging Markets Quality Dividend ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in emerging markets that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Target Index are selected from the FTSE Emerging Markets Index, comprised of [__] of the largest emerging market publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__].  The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Target Index’s investable universe includes REITs.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index and in depositary receipts representing such securities. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities,  derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend paying issuers in emerging markets that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Target Index are selected from the FTSE Emerging Markets Hedged Index, comprised of [__] of the largest emerging market publicly-listed equities that had an average market capitalization of [__] and minimum market capitalization of [__] as of [__].  The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The Target Index’s investable universe includes REITs.

The Target Index hedges against fluctuations in the relative value of foreign currencies in which the Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. Conversely, the Target Index would be expected to have lower returns than an equivalent unhedged index when these foreign currencies are rising in value relative to the U.S. dollar. The Target Index applies published one-month currency forward rates to the Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the Target Index. Although the hedged nature of the Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index and in depositary receipts representing such securities (“80% policy”), including indirectly through the O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (the “Underlying Fund”). To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of [   ], 2016, the Index was concentrated in the [_____] sectors.

Currently, the Fund achieves its investment objective by investing a substantial portion of its assets in the Underlying Fund. The Underlying Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of its underlying index. The Underlying Fund expects to employ a representative sampling strategy in seeking to track the performance of its underlying index, which means it will typically invest in a portfolio of investments that collectively have an investment profile similar to its underlying index, rather than holding all of the investments in its underlying index.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities,  derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares Quality Aggregate Bond ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of liquid, U.S. dollar-denominated investment grade bonds with certain credit quality metrics including lower leverage, higher interest expense coverage and strong cash flow, as well as yield and liquidity thresholds, selected from the total U.S. investment-grade bond market.  The Target Index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass through securities (including those issued or guaranteed by Ginnie Mae and U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac), commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  The credit quality, yield and liquidity threshold requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the NAV, trading price or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Asset-backed securities are securities backed by loans, leases and other receivables.

The constituents of the Target Index are selected from the [______ Index].  Currently, the bonds eligible for inclusion in the Target Index include U.S. dollar-denominated bonds that have an average rating of investment grade.  Ratings from Fitch, Moody’s or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the bond.  Investment grade securities are securities rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality.

The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index or TBA transactions representing components.  To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares Quality Investment Grade Corporate Bond ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of liquid, U.S. dollar-denominated investment grade corporate bonds with certain credit quality metrics including lower leverage, higher interest expense coverage and strong cash flow, as well as yield and liquidity thresholds.  The credit quality, yield and liquidity threshold requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

The constituents of the Target Index are selected from the [___] Index.  Currently, the bonds eligible for inclusion in the Target Index include U.S. dollar-denominated corporate bonds that: 1) are issued by companies domiciled in the U.S. and 2) have an average rating of investment grade.  Ratings from Fitch, Moody’s or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the bond.  Investment grade securities are securities rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality.

The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares Quality High Yield Corporate Bond ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of liquid, U.S. dollar-denominated high yield corporate bonds with certain credit quality metrics including leverage thresholds, interest expense coverage and cash flow levels, as well as yield and liquidity requirements.  The credit quality, yield and liquidity requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

The constituents of the Target Index are selected from the [___] Index.  Currently, the bonds eligible for inclusion in the Target Index include U.S. dollar-denominated corporate bonds that: 1) are issued by companies domiciled in the U.S. and 2) have an average rating below investment grade.  Ratings from Fitch, Moody’s or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the bond.  High yield (or non-investment grade) securities are securities rated lower than Baa3 or BBB- (or the equivalent) by a nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality.

The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares Quality Short Term Investment Grade Corporate Bond ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of liquid, U.S. dollar-denominated investment grade corporate bonds with certain credit quality metrics including lower leverage, higher interest expense coverage and strong cash flow, as well as yield and liquidity thresholds.  The credit quality, yield and liquidity threshold requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

The constituents of the Target Index are selected from the [______ Index].  Currently, the bonds eligible for inclusion in the Target Index include U.S. dollar-denominated corporate bonds that: 1) are issued by companies domiciled in the U.S., 2) have an average rating of investment grade and 3) have a maturity not longer than 5 years.  Ratings from Fitch, Moody’s or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the bond.  Investment grade securities are securities rated Baa3 or BBB- (or the equivalent) or better by a nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality.

The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares Quality Short Term High Yield Corporate Bond ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of liquid, U.S. dollar-denominated high yield corporate bonds with certain credit quality metrics including leverage thresholds, interest expense coverage and cash flow levels, as well as yield and liquidity requirements.  The credit quality, yield and liquidity requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

The constituents of the Target Index are selected from the [___] Index.  Currently, the bonds eligible for inclusion in the Target Index include U.S. dollar-denominated corporate bonds that: 1) are issued by companies domiciled in the U.S., 2) have an average rating below investment grade and 3) have a maturity not longer than 5 years.  Ratings from Fitch, Moody’s or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the bond.  High yield (or non-investment grade) securities are securities rated lower than Baa3 or BBB- (or the equivalent) by a nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality.

The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares Quality Preferred Stock ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of U.S. dollar-denominated preferred stocks with certain credit quality metrics including leverage thresholds, interest expense coverage and cash flow levels, as well as yield and liquidity requirements.  The credit quality, yield and liquidity requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company’s liquidation. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities.

Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.

The constituents of the Target Index are selected from the [___] Index.  The Target Index excludes certain issues of preferred stock, such as those that are issued by special ventures (e.g., toll roads or dam operators) or structured products and brand name products issued by financial institutions that are packaged securities linked to indices or other stocks. The Target Index may include many different categories of preferred stock, such as floating, variable and fixed-rate preferreds, callable preferreds, convertible preferreds, cumulative and non-cumulative preferreds, trust preferreds or various other traditional and hybrid issues of preferred stock.  The Target Index may include preferred stock issued by large-, mid- or small-capitalization companies.

The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [__], the Target Index was concentrated in the financial industry group.  Components of the Target Index primarily include financials, telecommunications and utilities companies. The components of the Target Index, and the degree to which these components represent certain industries, may change over time.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

O’Shares Quality Senior Loan ETF

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance of the Target Index.

The Target Index is designed to measure the performance of liquid, U.S. dollar-denominated senior loans with certain credit quality metrics including leverage thresholds, interest expense coverage and cash flow levels, as well as yield and liquidity requirements.  The credit quality, yield and liquidity requirements are designed to reduce exposure to issuers with greater credit and liquidity risk.

Senior loans are generally defined to include leveraged loans, bank loans and/or floating rate loans. Banks and other lending institutions generally issue senior loans to corporations, partnerships or other entities (“borrowers”). These borrowers operate in a variety of industries and geographic regions, including foreign countries.

Senior loans often are issued in connection with recapitalizations, acquisitions, leveraged buyouts and re-financings. Senior loans typically are structured and administered by a financial institution that acts as agent for the lenders in the lending group. The Fund generally will purchase loans from banks or other financial institutions through assignments or participations. The Fund may acquire a direct interest in a loan from the agent or another lender by assignment or an indirect interest in a loan as a participation in another lender’s portion of a loan. The Fund generally will sell loans it holds by way of an assignment, but may sell participation interests in such loans at any time to facilitate its ability to fund redemption requests.

The constituents of the Target Index are selected from the [___] Index.  Currently, the senior loans eligible for inclusion in the Target Index include U.S. dollar-denominated senior loans that: 1) are issued by companies domiciled in the U.S. and 2) have an average rating above [____].  Ratings from Fitch, Moody’s or Standard & Poor’s Ratings Services are considered. If more than one agency provides a rating, the average rating is attached to the senior loan.

The Index Provider selects and weights securities for the Target Index based on a proprietary approach that combines the following 3 factors: 1) higher credit quality, including measures of leverage, interest expense coverage and cash flow, 2) a yield threshold and 3) liquidity. Individual index constituent weights are capped at [__%] at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.  As of [   ], 2016, the Target Index was concentrated in the [_____] sectors.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including ETF and other investment company securities, derivatives, such as [____], and cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.  There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, the Fund may not track the Target Index with the same degree of accuracy as it otherwise would.

The Index Provider, in consultation with the Adviser, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index.  The Target Index is unmanaged and cannot be invested in directly.

More Information about the Funds’ Principal Investment Risks

Risks	O’Shares FTSE Russell U.S. Quality High Dividend ETF	O’Shares FTSE Russell U.S. Quality Value Dividend ETF	O’Shares FTSE Russell U.S. Quality Growth Dividend ETF	O’Shares FTSE Russell Mid-Cap Quality Dividend ETF	O’Shares FTSE Russell Small Cap Quality Dividend ETF	O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF	O’Shares FTSE Russell International Quality Dividend ETF	O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)
Principal Risks
Authorized Participants Concentration Risk	X	X	X	X	X	X	X	X
Cash and Cash Equivalents Risk	X	X	X	X	X	X	X	X
Concentration Risk	X	X	X	X	X	X	X	X
Financial Sector Risk
Telecommunications Risk
Utilities Sector Risk
Credit Risk
Depositary Receipts Risk							X	X
Derivatives Risk	X	X	X	X	X	X	X	X
Dividend Paying Stocks Risk	X	X	X	X	X	X	X	X
Emerging Markets Risk	X	X	X
Equity Investing Risk				X	X	X	X	X
Exchange-Traded Funds and Other Investment Companies Risk	X	X	X	X	X	X	X	X
Extension Risk
Floating Rate Corporate Investment Risk
Foreign Investment Risk							X	X
Forward and Futures Contracts Risk								X
Growth Stock Risk			X
Hedging Risk								X
High-yield Debt Securities Risk
Income Risk
Index-related Risk	X	X	X	X	X	X	X	X
Interest Rate Risk
International Closed Market Trading Risk							X	X
Large Capitalization Company Risk	X	X	X				X	X
Liquidity Risk	X	X	X	X	X	X	X	X
Market Events Risk	X	X	X	X	X	X	X	X
Mid-Capitalization Securities Risk	X	X	X	X		X	X	X
Mortgage-Backed and Asset-Backed Securities Risk
Passive Investment Risk	X	X	X	X	X	X	X	X
Preferred Stock Risk
Premium/Discount Risk	X	X	X
Prepayment Risk
REIT Risk	X	X	X	X	X	X	X	X
Secondary Market Trading Risk	X	X	X	X	X	X	X	X
Sector Risk	X	X	X	X	X	X	X	X
Senior Loan Risk
Small Capitalization Securities Risk					X	X
Tracking Error Risk	X	X	X	X	X	X	X	X
Unrated Debt Securities Risk
Value Stock Risk		X

Variable Rate Securities Risk
Volatility Risk	X	X	X	X	X	X	X	X

Risks	O’Shares FTSE Russell Emerging Markets Quality Dividend ETF	O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)	O’Shares Quality Aggregate Bond ETF	O'Shares Quality Investment Grade Corporate Bond ETF	O'Shares Quality High Yield Corporate Bond ETF	O’Shares Quality Short Term Investment Grade Corporate Bond ETF	O’Shares Quality Short Term High Yield Corporate Bond ETF	O’Shares Quality Preferred Stock ETF	O’Shares Quality Senior Loan ETF
Principal Risks
Authorized Participants Concentration Risk	X	X	X	X	X	X	X	X	X
Cash and Cash Equivalents Risk	X	X	X	X	X	X	X	X	X
Concentration Risk	X	X	X	X	X	X	X	X	X
Financial Sector Risk								X
Telecommunications Risk								X
Utilities Sector Risk								X
Credit Risk			X	X	X	X	X	X	X
Depositary Receipts Risk	X	X
Derivatives Risk	X	X	X	X	X	X	X	X	X
Dividend Paying Stocks Risk	X	X						X
Equity Investing Risk	X	X						X
Emerging Markets Risk	X	X
Exchange-Traded Funds and Other Investment Companies Risk	X	X	X	X	X	X	X	X	X
Extension Risk			X	X	X	X	X		X
Floating Rate Corporate Investment Risk									X
Foreign Investment Risk	X	X
Forward and Futures Contracts Risk		X
Growth Stock Risk
Hedging Risk		X
High-yield Debt Securities Risk					X		X		X
Income Risk			X	X	X	X	X	X	X
Index-related Risk	X	X	X	X	X	X	X	X	X
Interest Rate Risk			X	X	X	X	X	X	X
International Closed Market Trading Risk	X	X
Large Capitalization Company Risk	X	X
Liquidity Risk	X	X	X	X	X	X	X	X	X
Market Events Risk	X	X	X	X	X	X	X	X	X
Mid-Capitalization Securities Risk	X	X
Mortgage-Backed and Asset-Backed Securities Risk			X
Passive Investment Risk	X	X	X	X	X	X	X	X	X
Preferred Stock Risk								X
Premium/Discount Risk			X	X	X	X	X	X	X
Prepayment Risk			X						X
REIT Risk	X	X		X
Secondary Market Trading Risk	X	X	X	X	X	X	X	X	X
Sector Risk	X	X	X	X	X	X	X	X	X

Senior Loan Risk									X
Small Capitalization Securities Risk
Tracking Error Risk	X	X	X	X	X	X	X	X	X
Unrated Debt Securities Risk			X	X	X	X	X
Value Stock Risk
Variable Rate Securities Risk									X
Volatility Risk	X	X	X	X	X	X	X	X	X

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Concentration Risk. To the extent that the Fund’s Target Index is concentrated in a particular sector,  industry or group of industries, the Fund is also expected to be concentrated in that sector or industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors or industries. An individual sector, industry or group of industries may have above-average performance during particular periods, but may also move up and down more than the broader market. The Fund’s performance could also be affected if the industries do not perform as expected.

Financial Sector Risk. The financial services sector includes companies involved in such activities as banking, commercial and consumer finance, investment banking, brokerage, asset management, custody and insurance. The Fund will be sensitive to changes in, and its performance may depend on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates. The profitability of companies in the financial services sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the financial services sector in certain countries is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework, which may have an impact on the issuers included in the Target Index. Furthermore, increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

Telecommunications Sector Risk. The domestic telecommunications market is characterized by increasing competition and regulation by various state and federal regulatory authorities. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain telecommunications companies obsolete. Telecommunication providers are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and increasing regulatory oversight, among other factors, has led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future.

Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters.

Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utility company. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.

Credit Risk. The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

While securities issued or guaranteed by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. While the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Also, guarantees of principal and interest do not apply to market prices, yields or the Fund’s NAV, trading price or performance. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Depositary Receipts Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (‘‘ADRs’’), European Depositary Receipts (‘‘EDRs’’) and Global Depositary Receipts (‘‘GDRs’’). ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. Depositary receipts may be ‘‘sponsored’’ or ‘‘unsponsored’’ and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. The Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to ‘‘qualified institutional buyers’’ under Rule 144A of the Securities Act of 1933, as amended. The Adviser will determine the liquidity of these investments pursuant to guidelines established by the Board of Trustees. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Derivatives Risk. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Fund’s use of derivatives — such as futures contracts and swap agreements, including credit default swaps and total return swaps, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial.

Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Certain derivatives transactions, including over-the-counter (“OTC”) swaps and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the Commodity Futures Trading Commission (“CFTC”) or the Securities and Exchange Commission (“SEC”). Instead, such OTC derivatives are entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, the Fund will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, the Fund would bear greater risk of default by the counterparties to such transactions.

The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

The changes enacted by the Dodd-Frank Wall Street Reform and Consumer Protection Act and any future revisions may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Fund to be used for collateral in support of those derivatives or restrict the ability of the Fund to enter into certain types of derivative transactions.

Dividend Paying Stocks Risk. High dividend-paying stocks may underperform non-dividend paying stocks and the market in general. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income or increase the rate of dividend payout growth. Also, a company may reduce or eliminate its dividend after the Fund’s purchase of such a company’s securities.

Emerging Markets Risk. Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more or less governmental involvement, supervision and regulation in the economy compared to the U.S.; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign-domiciled companies discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•
Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.

•
Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.

•	The small current size of the markets for emerging market securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
•	Foreign taxation.
•
The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.

•
The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.

•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.
•	The pervasiveness of corruption and crime.
•	Certain emerging market countries may become subject to international sanctions that adversely affect the economy generally and may have a significant adverse effect on particular industries.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the ETF or other investment company invests. When the Fund invests in these securities, shareholders of the Fund bear their proportionate share of the fees and expenses of the ETF or other investment company, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF or another investment company could cause the Fund’s operating expenses to be higher and performance to be lower.

Through its investments in investment companies, the Fund may be indirectly exposed to additional risks. Derivatives used by investment companies in which the Fund may invest may cause them to become leveraged, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses. Although certain investment companies may segregate liquid assets to cover the market value of its obligations under the derivatives, this will not prevent losses of amounts in excess of the segregated assets. Other investment companies may not employ any risk management procedures at all, leading to even greater losses.

Extension Risk. The market value of some debt securities (such as certain asset-backed and mortgage-backed securities) will be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated, particularly when interest rates rise. When that occurs, the effective maturity date of the Fund’s investment may be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Such extension may also effectively lock-in a below market interest rate and reduce the value of the debt security.

Floating Rate Corporate Investments Risk. The senior secured corporate loans and corporate debt securities in which the Fund invests are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Loan investments issued in such transactions are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Although loan investments are generally subject to certain restrictive covenants in favor of the investors, many of these loans may from time to time be re-issued or offered as “covenant lite” loans, which may entail potentially increased risk since they may have fewer or no financial maintenance covenants or restrictions that would normally allow for early intervention and proactive mitigation of credit risk deterioration.

In the event of a breach of a covenant in non-covenant lite loans or debt securities, lenders may have the ability to intervene and either prevent or restrict actions that may potentially compromise the company’s ability to pay or lenders may be in a position to obtain concessions from the borrowers in exchange for a waiver or amendment of the specific covenant(s). In contrast, covenant lite loans do not always or necessarily offer the same ability to intervene or obtain additional concessions from borrowers. This risk is offset to varying degrees by the fact that the same financial and performance information may be available with or without covenants to lenders and the public alike and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. With such information, the portfolio managers are normally able to take appropriate actions without the help of covenants in the loans or debt securities. Covenant lite corporate loans and debt securities, however, may foster a capital structure designed to avoid defaults by giving borrowers or issuers increased financial flexibility when they need it the most.

No active trading market may exist for some corporate loans and some corporate loans may be subject to restrictions on resale. A secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value on sale of a corporate loan. In addition, the Fund may not be able to readily sell its corporate loans at prices that approximate those at which the Fund could sell such loans if they were more widely held and traded. As a result of such potential illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

From time to time, the investment manager may elect to receive material nonpublic information (MNPI) about an individual loan that is not available to other lenders of such loan who may be unwilling to enter into a non-disclosure agreement (NDA) with the borrower or company and restrict themselves from trading in the loan for a specified period of time. If the Fund elects to become restricted on any individual loan as a result of agreeing to receive MNPI about the loan and signing an NDA, the Fund might be unable to enter into a transaction in a security of that borrower, when it would otherwise be advantageous to do so.

Certain corporate loans may not be considered “securities,” and investors, such as the Fund, therefore may not be entitled to rely on the antifraud protections of the federal securities laws.

Foreign Investment Risk. The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in ADRs or GDRs, are subject to special risks, including the following:

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Fund shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions, may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Risk. The Fund’s net asset value is determined on the basis of U.S. dollars; therefore, unless perfectly hedged, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the Fund’s investments to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Growth Stock Risk: Growth companies are companies whose earnings growth potential appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore, growth securities may go in and out of favor over time. Growth securities typically do not pay a dividend, which can help cushion stock prices in market downturns and reduce potential losses.

Hedging Risk. The Fund’s hedging strategies may not be successful, and even if they are successful, the Fund’s exposure to foreign currencies is not expected to be fully hedged at all times. Investments in forward foreign currency contracts and futures contracts may not perfectly offset actual fluctuations in the exchange rate between foreign currencies and the U.S. dollar, including because currency exchange rates are volatile. In addition, forward foreign currency contracts are OTC contracts that depend on performance by a counterparty; if such counterparty fails to perform, the Fund may lose money.

Forward Currency Contracts Risk. A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they expose the Fund to the potential for leverage.

Futures Contracts Risk. Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least, in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If the Fund incorrectly forecasts currency exchange rates, the Fund could lose money.

Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the foreign currency, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for a futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

High-Yield Debt Securities Risk.  High-yield debt securities (including loans) and unrated securities of similar credit quality (high-yield debt instruments or junk bonds) involve greater risk of a complete loss of the Fund’s investment, or delays of interest and principal payments, than higher-quality debt securities or loans. Issuers of high-yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may be worthless and the Fund could lose its entire investment.

The prices of high-yield debt instruments generally fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer’s business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high-yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high-yield debt instruments often are closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices.

High-yield debt instruments are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund’s ability to sell securities in response to specific economic events or to meet redemption requests. As a result, certain high-yield debt instruments may pose greater illiquidity and valuation risks.

Substantial declines in the prices of high-yield debt instruments can dramatically increase the yield of such bonds or loans. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than reflecting any increase in income from the higher yield that the debt security or loan may pay to the Fund on its investment.

Income Risk. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The Fund’s income generally declines during periods of falling interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call, or buy-back) at a lower rate of interest or return.

Index-Related Risk. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of the Target Index as published by the Index Provider. There is no assurance that the Target Provider or any agents that may act on its behalf will compile the Target Index accurately, or that the Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Target Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Target Index or its related data, and they do not guarantee that the Target Index will be in line with the Index Provider’s methodology. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used. Therefore, gains, losses or costs associated with errors of the Index Provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Target Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Target Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders. Any gains due to the Index Provider’s or others’ errors will be kept by the Fund and its shareholders and any losses resulting from the Index Provider’s or others’ errors will be borne by the Fund and its shareholders.

Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Target Index in order, for example, to correct an error in the selection of index constituents. When the Target Index of the Fund is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Target Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Target Index  may increase the costs and the tracking error risk of the Fund.

Interest Rate Risk. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. Changes in government monetary policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly move out of fixed-income securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a security, especially those with longer maturities or durations. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

Liquidity Risk. Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. To the extent that the Fund and its affiliates hold a significant portion of an issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences disruption in the creation/redemption process of the Fund because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

Mid-Capitalization Securities Risk. Investing in securities of medium capitalization issuers involves greater risk than customarily is associated with investing in larger, more established companies. These issuer’s securities may be more volatile and less liquid than those of more established issuers. These securities may have returns that vary, sometimes significantly, from the overall securities market. Medium capitalization issuers are sometimes more dependent on key personnel or limited product lines than larger, more diversified issuers. Often, medium capitalization issuers and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.

Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund’s share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Since September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, has acted as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities may be subject to prepayment and extension risks.

Passive Investment Risk. The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities in the Target Index. The Fund invests primarily in securities included in, or representative of, its Target Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets. As a result, the Fund may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Preferred Stock Risk. Unlike interest payments on a debt security, dividend payments on preferred stock typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred stock at any time. In the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer. Certain additional risks associated with preferred stock could adversely affect investments in the Fund.

Interest Rate Risk. Because many preferred stocks pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds. That is, as interest rates rise, the value of the preferred stocks held by the Fund are likely to decline. To the extent that the Fund invests a substantial portion of its assets in fixed rate preferred stocks, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Issuer Risk. Because many preferred stocks allow holders to convert the preferred stock into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

Dividend Risk. There is a chance that the issuer of any of the Fund’s holdings will have its ability to pay dividends deteriorate or will default (i.e., fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer not held by the Fund), which would negatively affect the value of any such holding.

Call Risk. Preferred stocks are subject to market volatility and the prices of preferred stocks will fluctuate based on market demand. Preferred stocks often have call features that allow the issuer to redeem the security at its discretion. If a preferred stock is redeemed by the issuer, it will be removed from the Target Index. The redemption of preferred stocks having a higher than average yield may cause a decrease in the yield of the Target Index  and the Fund. Because the Target Index  is rebalanced annually, the removal of a large number of preferred stocks during the year due to maturity, redemption, conversion or other corporate action may cause the Target Index  to be periodically concentrated in a smaller number of issuers or in issuers of a particular sector or industry.

Premium/Discount Risk. Although it is expected that the market price of Fund shares typically will approximate its NAV, there may be times when the market price and the NAV differ. Thus, the investor may pay more than NAV when buying Fund shares on the secondary market, and may receive less than NAV when the investor sells Fund shares on the secondary market.

Prepayment Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund’s income, yield and its distributions to shareholders. Securities subject to partial or complete prepayment(s) may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates for fixed-rate assets, and for floating or variable rate securities, rising interest rates generally increase the risk of refinancings or prepayments.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. Further, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Sector Risk. To the extent the Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Senior Loan Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans are typically senior and secured, whereas junk bonds are often subordinated and unsecured. Investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce a Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which certain Funds may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of a Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Small Capitalization Securities Risk. The securities of small capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources

Tracking Error Risk. The investment performance of the Fund may diverge from that of its Target Index. The Fund’s return may not match the return of the Target Index for a number of other reasons. For example, the Fund incurs a number of operating expenses not applicable to the Target Index, and incurs costs in buying and selling securities, especially when reconstituting the Fund’s securities holdings to reflect changes in the composition of the Target Index. Since the Target Index’s components are reconstituted on an annual basis, the Fund’s costs associated with reconstitution may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Target Index. In addition, the Fund’s NAV may deviate from the Target Index if the Fund fair values a portfolio security at a price other than the price used by the Target Index for that security.  In addition, since the Fund employs a representative sampling strategy, the stocks held by the Fund may provide performance that differs from the aggregate performance of all of the securities comprising the Target Index.

Unrated Debt Securities Risk. Unrated debt securities determined to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

Value Stock Risk. Value securities are those issued by companies that may be perceived as undervalued. Value securities may fail to appreciate for long periods of time and may never realize their full potential value. Under certain market conditions, value securities have performed better during periods of economic recovery. Therefore, value securities may go in and out of favor over time.

Variable Rate Securities Risk. Variable rate securities (which include floating rate debt securities) generally are less price sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline or not appreciate as quickly as expected when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline. However, when interest rates fall, there may be a reduction in the payments of interest received by the Fund from its variable rate securities.

The degree of volatility in the market value of the variable rate securities held by the Fund will generally increase along with the length of time between adjustments, the degree of volatility in the applicable index, benchmark or base lending rate and whether the index, benchmark or base lending rate to which it resets or floats approximates short-term or other prevailing interest rates. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the security. These maximum increases and decreases are typically referred to as “caps” and “floors,” respectively.

During periods when short-term interest rates move within the caps and floors of the security held by the Fund, the interest rate of such security will reset to prevailing rates within a short period. As a result, the fluctuation in market value of the variable rate security held by the Fund is generally expected to be limited.

In periods of substantial short-term volatility in interest rates, the market value of such debt securities may fluctuate more substantially if the caps and/or floors prevent the interest rates from adjusting to the full extent of the movements in the market rates during any one adjustment period or over the term of the security. In the event of dramatic increases in interest rates, any lifetime caps on these securities may prevent the securities from adjusting to prevailing rates over the term of the security. In either the case of caps or floors, the market value of the securities may be reduced.

In the low interest rate environment for the years 2009 to the present, a substantial number of the Fund’s variable rate securities have benefited from a floor in the applicable interest rate so that the Fund is receiving no less than a LIBOR floor interest rate. The LIBOR floor is a minimum (fixed) LIBOR rate the Fund receives as part of the all-in interest rate (which consists of LIBOR plus spread). In the event that LIBOR begins to increase with the anticipation of higher short-term interest rates, the Fund will experience a period when its all-in interest rate will not “float” or adjust upward with rising short-term rates until the short-term interest rate reaches the floor rate. The inability of the loans’ interest rates to adjust upward may cause the loan prices to decline in the short-term until the then current LIBOR rises above this minimum floor rate.

The net asset value of the Fund may decline or not appreciate as expected during periods of rising interest rates until the interest rates on these securities reset to market rates.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Investment Advisory Services

Investment Adviser

O’Shares Investment Advisers, LLC (“Adviser”) acts as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser is a Delaware limited liability company with its principal offices located at 60 State Street, Suite 700, Boston, MA 02109. The Adviser was founded in 2016.

Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and is accountable to the Board for the administration of the affairs of the Funds. Pursuant to the Advisory Agreement, each Fund pays the Adviser the management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of the Fund.

Fund	Management Fee
O’Shares FTSE Russell U.S. Quality High Dividend ETF	[ ]%
O’Shares FTSE Russell U.S. Quality Value Dividend ETF	[ ]%
O’Shares FTSE Russell U.S. Quality Growth Dividend ETF	[ ]%
O’Shares FTSE Russell Mid-Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Small Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell International Quality Dividend ETF	[ ]%
O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)	[ ]%
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)	[ ]%
O’Shares Quality Aggregate Bond ETF	[ ]%
O’Shares Quality Investment Grade Corporate Bond ETF	[ ]%
O’Shares Quality High Yield Corporate Bond ETF	[ ]%
O’Shares Quality Short Term Investment Grade Corporate Bond ETF	[ ]%
O’Shares Quality Short Term High Yield Corporate Bond ETF	[ ]%
O’Shares Quality Preferred Stock ETF	[ ]%
O’Shares Quality Senior Loan ETF	[ ]%

A discussion regarding the basis for the Board’s approval of the Advisory Agreement for each Fund will be available in the Funds’ first report to shareholders for the fiscal year ending [     ].

Under the Advisory Agreement, the Adviser bears all of the costs of the Funds, except for the advisory fee, distribution fees (including payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto) (together, the “Excluded Expenses”).

The Adviser has entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive its fees and reimburse expenses for each Fund until at least [   ] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to the ratios below:

Fund	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement Ratio
O’Shares FTSE Russell U.S. Quality High Dividend ETF	[ ]%
O’Shares FTSE Russell U.S. Quality Value Dividend ETF	[ ]%
O’Shares FTSE Russell U.S. Quality Growth Dividend ETF	[ ]%
O’Shares FTSE Russell Mid-Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Small Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell International Quality Dividend ETF	[ ]%
O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)	[ ]%
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)	[ ]%
O’Shares Quality Aggregate Bond ETF	[ ]%
O’Shares Quality Investment Grade Corporate Bond ETF	[ ]%
O’Shares Quality High Yield Corporate Bond ETF	[ ]%
O’Shares Quality Short Term Investment Grade Corporate Bond ETF	[ ]%
O’Shares Quality Short Term High Yield Corporate Bond ETF	[ ]%
O’Shares Quality Preferred Stock ETF	[ ]%
O’Shares Quality Senior Loan ETF	[ ]%

This undertaking can only be changed with the approval of the Board of Trustees.

Portfolio Managers

The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

The Adviser takes a team approach to managing the Funds’ portfolios. The members of the team with the responsibility for the day-to-day management of the Funds’ portfolios are [   ].

[PORTFOLIO MANAGER BIOS TO BE ADDED IN A SUBSEQUENT FILING]

Information Regarding Exchange-Traded Funds

Each Fund is an exchange-traded fund or an “ETF.” An ETF is an investment company that offers shares that are listed on a U.S. securities exchange. Because they are listed on an exchange, shares of ETFs can be traded throughout the day on that exchange at market-determined prices.

Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at the NAV of such shares. ETF shares, by contrast, cannot be purchased from or redeemed with the issuing fund at NAV except by or through Authorized Participants (defined below), and then only in large blocks of shares called “Creation Units,” usually in exchange for an in-kind basket of securities.

NAV is calculated once a day at the close of trading on the New York Stock Exchange (“NYSE”) and reflects a Fund’s total assets, less its liabilities, divided by the number of shares it has outstanding. Transactions in traditional mutual fund shares are typically effected at the NAV next determined after receipt of the transaction order, no matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor’s order will be priced at that Fund’s NAV determined as of the close of trading of the NYSE. Traditional mutual fund shares may be purchased from a fund directly by the shareholder or through a financial intermediary.

In contrast, investors can purchase and sell ETF shares on a secondary market through a broker. Secondary market transactions may not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, ETF shares and on changes in the prices of the ETF’s portfolio holdings. Accordingly, an investor may pay more (or receive less) than NAV when the investor purchase (or sells) Fund shares on the secondary market. Shareholders will also incur typical brokerage and transaction costs when buying or selling ETF shares on the secondary market. An organized secondary market is expected to exist for the Funds’ shares because Fund shares are listed for trading on the Exchange. It is possible, however, that an active trading market in Fund shares may not be maintained.

Pricing Fund Shares

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund, known as the indicative intraday value (“IIV”), will be disseminated every fifteen seconds throughout the trading day by NYSE Group, Inc. or its agents or by other information providers or market data vendors. The IIV is based on the current market value of the Fund Deposit (the in-kind creation basket and cash component necessary to purchase a Creation Unit from a Fund) and any short positions. The IIV does not necessarily reflect the precise composition of the current portfolio of investments held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. The IIV should not be viewed as a “real-time” update of the NAV because the IIV may not be calculated in the same manner as the NAV, which is computed once a day. The IIV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the relevant securities held by the Fund. The Funds are not involved in, or responsible for, the calculation or dissemination of the IIVs and make no warranty as to their accuracy.

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

When calculating the NAV of the Funds’ shares, stocks held by the Funds are valued at their market value when reliable market quotations are readily available. When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security’s owner might reasonably expect to receive upon its sale. The Funds also may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded. Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. The Trust’s Board of Trustees has delegated to a Valuation Committee the authority to determine fair value prices, pursuant to policies and procedures the Board of Trustees has established. Certain market valuations could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index, which, in turn, could result in a difference between a Fund’s performance and the performance of its Target Index.

Shareholder Information

Shares of the Funds trade on exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment for purchases made on an exchange. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to shares of the Funds varies over time based on the Funds’ trading volumes and market liquidity, and is generally lower if the Funds have a lot of trading volume and market liquidity and higher if the Funds have little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return.

Shares of the Funds may be acquired or redeemed directly from the Funds only in Creation Units or multiples thereof. The Funds are listed on the Exchange, which is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Premium/Discount Information

Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the most recently completed calendar year will be available in the Funds’ Annual Report and the most recently completed calendar quarters will be available at www.oshares.com). Any such information represents past performance and cannot be used to predict future results.

Transaction Fees

Each Fund issues and redeems Fund shares at NAV only in Creation Units of 50,000 shares or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into creation and redemption agreements with certain agents of the Funds, called Authorized Participants, can purchase or redeem Creation Units. Purchasers of Creation Units at NAV must pay to a Fund a standard Creation Transaction Fee per transaction at the following rates:

Fund	Standard Transaction Fee
O’Shares FTSE Russell U.S. Quality High Dividend ETF	$ [ ]
O’Shares FTSE Russell U.S. Quality Value Dividend ETF	$ [ ]
O’Shares FTSE Russell U.S. Quality Growth Dividend ETF	$ [ ]
O’Shares FTSE Russell Mid-Cap Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell International Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)	$ [ ]
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)	$ [ ]
O’Shares Quality Aggregate Bond ETF	$ [ ]
O’Shares Quality Investment Grade Corporate Bond ETF	$ [ ]
O’Shares Quality High Yield Corporate Bond ETF	$ [ ]
O’Shares Quality Short Term Investment Grade Corporate Bond ETF	$ [ ]
O’Shares Quality Short Term High Yield Corporate Bond ETF	$ [ ]
O’Shares Quality Preferred Stock ETF	$ [ ]
O’Shares Quality Senior Loan ETF	$ [ ]

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee per transaction at the following rates:

Fund	Standard Transaction Fee
O’Shares FTSE Russell U.S. Quality High Dividend ETF	$ [ ]
O’Shares FTSE Russell U.S. Quality Value Dividend ETF	$ [ ]
O’Shares FTSE Russell U.S. Quality Growth Dividend ETF	$ [ ]
O’Shares FTSE Russell Mid-Cap Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell International Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)	$ [ ]
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)	$ [ ]
O’Shares Quality Aggregate Bond ETF	$ [ ]
O’Shares Quality Investment Grade Corporate Bond ETF	$ [ ]
O’Shares Quality High Yield Corporate Bond ETF	$ [ ]
O’Shares Quality Short Term Investment Grade Corporate Bond ETF	$ [ ]
O’Shares Quality Short Term High Yield Corporate Bond ETF	$ [ ]
O’Shares Quality Preferred Stock ETF	$ [ ]
O’Shares Quality Senior Loan ETF	$ [ ]
$ [ ]

In addition to the standard transaction fees described above, Authorized Participants may pay a Variable Creation Transaction Fee or Variable Redemption Transaction Fee of up to $[2,000] based upon the value of the Creation Units in the creation or redemption transaction. Authorized Participants who hold Creation Units in inventory will also pay the annual fund operating expenses described in the tables above. If a Creation Unit is purchased or redeemed outside the Clearing Process or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged. Creation Units of the Funds will only be issued against full payment, as described further in this prospectus and the SAI.

The Creation Transaction Fee, Redemption Transaction Fee, Variable Creation Transaction Fee and Variable Redemption Transaction Fee are not expenses of the Funds and do not impact the Funds’ expense ratios.

Certain Legal Risks

Because Fund shares may be issued on an ongoing basis, a “distribution” of Fund shares could occur at any time. Certain activities performed by a dealer could, depending on the circumstances, result in the dealer being deemed a participant in the distribution, in a manner that could render it a statutory underwriter and subject it to the prospectus delivery and liability provisions of the Securities Act of 1933 (the “Securities Act”). For example, a dealer could be deemed a statutory underwriter if it purchases Creation Units from the issuing Fund, breaks them down into the constituent Fund shares, and sells those shares directly to customers, or if it chooses to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a dealer to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Fund shares, whether or not participating in the distribution of Fund shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940 (the “Investment Company Act”). Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Fund shares are issued by a registered investment company, and the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act, except as permitted by an SEC exemptive order granted to the Funds that allows registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1), subject to certain terms and conditions.

The Adviser reserves the right to reject any purchase request at any time, for any reason, and without notice. The Funds can stop offering Creation Units and may postpone payment of redemption proceeds at times when the Exchange is closed, when trading on the Exchange is suspended or restricted, for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of NAV is not reasonably practicable, or under any circumstances as is permitted by the SEC.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the Funds’ discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the in-kind basket of securities applicable to the purchase of a Creation Unit.

Creations and redemptions of Fund shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act. The Funds (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or a Fund could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the Fund invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an in-kind basket of securities may be paid an equivalent amount of cash. An Authorized Participant that is not a qualified institutional buyer (“QIB”) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Frequent Trading

The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that a Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds’ shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, the Board noted also that direct trading by Authorized Participants is critical to ensuring that the Funds’ shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all Shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of Fund shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or “street name” form.

The Adviser will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

Portfolio Holdings Information

Each Fund’s portfolio holdings as of the time the Fund calculates its NAV are disclosed daily at www.oshares.com at or before the opening of trading on the Exchange the following day. In addition, the Deposit Securities and Fund Securities that should be delivered in exchange for purchases and redemptions of Creation Units are publicly disseminated daily via the NSCC. A description of the Funds’ other policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Distribution and Service Plan

Each Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost you more than paying other types of sales charges.

Dividends and Distributions

Fund shareholders are entitled to their share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Each Fund typically earns income dividends from stocks and income from fixed income securities. These amounts, net of expenses, are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities or buys back shorted securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

For the O’Shares FTSE Russell U.S. Quality High Dividend ETF, O’Shares FTSE Russell U.S. Quality Value Dividend ETF, O’Shares FTSE Russell U.S. Quality Growth Dividend ETF, O’Shares FTSE Russell Mid-Cap Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF, O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF, O’Shares FTSE Russell International Quality Dividend ETF, O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged), O’Shares FTSE Russell Emerging Markets Quality Dividend  ETF, and O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged), income dividends, if any, are distributed to shareholders annually. For the O’Shares Quality Aggregate Bond ETF, O’Shares Quality Investment Grade Corporate Bond ETF, O’Shares Quality High Yield Corporate Bond ETF, O’Shares Quality Short Term Investment Grade Corporate Bond ETF, O’Shares Quality Short Term High Yield Corporate Bond ETF, O’Shares Quality Preferred Stock ETF and O’Shares Quality Senior Loan ETF, income dividends, if any, are distributed to shareholders [monthly].

Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code. In addition, each Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional shares only if the broker through which the shares were purchased makes such an option available.

The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by shareholders for reinvestment of their cash proceeds, but certain individual brokers may make a dividend reinvestment service available to their clients. If this service is available and used, distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market. Fund distributions of income and realized gains are taxable to you whether paid in cash or reinvested in Fund shares.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell your shares of a Fund.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by a Fund to be treated as qualified dividend income, the Fund itself must receive qualified dividend income from U.S. corporations and certain qualified foreign corporations, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Dividends and distributions of net realized gains from a Fund will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications or if otherwise required by the Internal Revenue Service.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited. Gains recognized from the sale or exchange of Fund shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

Taxes on Purchase and Redemption of Creation Units

An authorized participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing “wash sales” on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.

Trademark Notice/Disclaimers

FTSE Disclaimer

The O’Shares FTSE Russell U.S. Quality High Dividend ETF, O’Shares FTSE Russell U.S. Quality Value Dividend ETF, O’Shares FTSE Russell U.S. Quality Growth Dividend ETF, O’Shares FTSE Russell Mid-Cap Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF, O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF, O’Shares FTSE Russell International Quality Dividend ETF, O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged), O’Shares FTSE Russell Emerging Markets Quality

Dividend ETF, O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged), O’Shares Quality Aggregate Bond ETF, O’Shares Quality Investment Grade Corporate Bond ETF, O’Shares High Yield Corporate Bond ETF, O’Shares Quality Short Term Investment Grade Corporate Bond ETF, O’Shares Quality Short Term High Yield Corporate Bond ETF, O’Shares Quality Preferred Stock ETF and O’Shares Quality Senior Loan ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the U.S. Mid Cap Target Index, U.S. Small Cap Target Index, U.S. Small and Mid-Cap Target Index, International Target Index, International Hedged Target Index, Emerging Markets Target Index, Emerging Markets Hedged Target Index, U.S. Value Target Index, U.S. Growth Target Index and U.S. High Dividend Target Index (the “Indexes”) (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Index to the adviser or to its clients. The Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in the Index vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE-Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

Interactive Data Pricing and Reference Data LLC Disclaimer

The target index (the “Target Index”) for each of the O’Shares Quality Aggregate Bond ETF, O’Shares Quality Investment Grade Corporate Bond ETF, O’Shares Quality High Yield Corporate Bond ETF, O’Shares Quality Short Term Investment Grade Corporate Bond ETF, O’Shares Quality Short Term High Yield Corporate Bond ETF and O’Shares Quality Preferred Stock ETF (the “Funds”) is maintained by Interactive Data Pricing and Reference Data LLC and/or its affiliates (collectively, “Interactive Data”).  Interactive Data is not affiliated with the Trust, Adviser or any of their respective affiliates. [_____] has entered into a license agreement with Interactive Data to use each Target Index.

Neither the Adviser nor the Funds are sponsored, endorsed, sold or promoted by Interactive Data.  Interactive Data makes no representation or warranty regarding the Adviser or the Funds or the advisability of investing in securities generally, in the Funds particularly, or the ability of the Target Indexes to track general financial market performance.

INTERACTIVE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE TARGET INDEXES OR ANY DATA INCLUDED THEREIN.  IN NO EVENT SHALL INTERACTIVE DATA HAVE ANY LIABILITY FOR ANY DIRECT, SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

[INDEX PROVIDER DISCLAIMER FOR O'SHARES QUALITY SENIOR LOAN ETF TO BE ADDED IN A SUBSEQUENT FILING]

NYSE Arca Disclaimer

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of a Fund to track the performance of its Target Index or the ability of a Target Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Target Indexes, nor in the determination of the timing of, prices of, or quantities of shares of a Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of a Fund in connection with the administration, marketing or trading of the shares of the Funds.

NYSE Arca does not guarantee the accuracy and/or the completeness of the Target Indexes or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Funds, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Target Indexes or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Adviser Disclaimer

The Adviser makes no warranty, express or implied, to the owners of shares of a Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Target Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to a Target Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Service Providers

Distributor

[____] (the “Distributor”) is the principal underwriter and distributor of the Funds’ shares. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The Distributor is not affiliated with the Adviser, the Index Provider or their affiliates.

Administrator, Transfer Agent and Custodian

[____] serves as the Administrator and Transfer Agent of the Funds and also serves as Custodian of the Funds’ investments.

Index Provider

The Index Provider, in consultation with the Adviser, developed the methodology for each Target Index. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Indexes. The Index Provider is not affiliated with the Funds or the Adviser.

Householding Policy

It is the policy of the Funds to mail only one copy of the prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in the Fund(s) covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at OSI ETF Trust, c/o [____] or calling us at: [____].

Financial Highlights

The Funds have not commenced operations as of the date of this Prospectus and do not have financial highlights to present at this time.

OSI ETF Trust

You can find more information about the Funds in the following documents:

Statement of Additional Information: The SAI of the Funds provides more detailed information about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make generally inquiries about the Funds by contacting the Funds at:

[______]

You can review and copy information including the Funds’ reports, when available, and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-0102. You can

obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder Reports, when available, and other information about the Funds are also available:

—           Free of charge at www.oshares.com;

—           Free of charge from the Commission’s EDGAR database at http://www.sec.gov;

—           For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or

—           For a fee, by email request to publicinfo@sec.gov.

(1940 Act File Number 811-23167)

O’SHARES
INVESTMENTS

SUBJECT TO COMPLETION, PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION

O’Shares Investment Advisers, LLC
60 State Street
Suite 700, Room 727
Boston, MA 02109
(617) 292-9801

[     ], 2016

O’Shares FTSE Russell U.S. Quality High Dividend ETF ([TICKER])

O’Shares FTSE Russell U.S. Quality Value Dividend ETF ([TICKER])

O’Shares FTSE Russell U.S. Quality Growth Dividend ETF ([TICKER])

O’Shares FTSE Russell Mid-Cap Quality Dividend ETF ([TICKER])

O’Shares FTSE Russell Small Cap Quality Dividend ETF ([TICKER])

O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF ([TICKER])

O’Shares FTSE Russell International Quality Dividend ETF ([TICKER])

O’Shares FTSE Russell International Quality Dividend  ETF (Currency Hedged)  ([TICKER])

O’Shares FTSE Russell Emerging Markets Quality Dividend  ETF ([TICKER])

O’Shares FTSE Russell Emerging Markets Quality Dividend  ETF (Currency Hedged) ([TICKER])

O’Shares Quality Aggregate Bond ETF ([TICKER])

O’Shares Quality Investment Grade Corporate Bond ETF ([TICKER])

O’Shares Quality High Yield Corporate Bond ETF ([TICKER])

O’Shares Quality Short Term Investment Grade Corporate Bond ETF ([TICKER])

O’Shares Quality Short Term High Yield Corporate Bond ETF ([TICKER])

O’Shares Quality Preferred Stock ETF ([TICKER])

O’Shares Quality Senior Loan ETF ([TICKER])

Fund shares will be listed for trading on NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated [  ], 2016 (the “Prospectus”), which incorporates this SAI by reference. This SAI is not an offer to sell Shares of any Fund. A written offer can be made only by a prospectus. A copy of the Prospectus and the Funds’ shareholder reports will be available, without charge, upon request to the address above, by telephone at the number above, or at www.oshares.com. You should read the Prospectus carefully before investing.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized. The Prospectus and this SAI do not constitute an offering by the Fund or its Distributor in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

Page

GLOSSARY
INFORMATION ABOUT THE TRUST
INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS
INVESTMENT RESTRICTIONS
PORTFOLIO TRANSACTIONS AND BROKERAGE
MANAGEMENT OF TRUST
INFORMATION ABOUT ADVISER
PORTFOLIO HOLDINGS DISCLOSURE POLICY
INFORMATION ABOUT OTHER SERVICE PROVIDERS
ADDITIONAL INFORMATION CONCERNING SHARES
PROXY VOTING POLICY AND PROCEDURES
TRANSACTIONS IN CREATION UNITS
DETERMINATION OF NET ASSET VALUE
TAXATION
FINANCIAL STATEMENTS

1 3 4 21 22 24 27 31 31 33 35 35 40 40 46

i

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means Securities Act of 1933, as amended.

“1934 Act” means Securities Exchange Act of 1934, as amended.

“1940 Act” means Investment Company Act of 1940, as amended.

“Adviser” or “O’Shares” means O’Shares Investment Advisers, LLC.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board of Trustees” or “Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CFTC” means Commodity Futures Trading Commission.

“Code” or “Internal Revenue Code” means Internal Revenue Code of 1986, as amended.

“Distributor” or “Foreside” means Foreside Fund Services, LLC

“Exchange” means NYSE Arca, Inc.

“Funds” means collectively the O’Shares FTSE Russell U.S. Quality High Dividend ETF (the “Quality High Yield ETF”), O’Shares FTSE Russell U.S. Quality Value Dividend ETF (the “Quality Value ETF”), O’Shares FTSE Russell U.S. Quality Growth Dividend ETF (the “Quality Growth ETF”), O’Shares FTSE Russell Mid-Cap Quality Dividend ETF (the “Mid Cap ETF”), O’Shares FTSE Russell Small Cap Quality Dividend ETF (the “Small Cap ETF”), O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF (the “Small and Mid-Cap ETF”), O’Shares FTSE Russell International Quality Dividend ETF (the “International ETF”), O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged) (the “International Currency Hedged ETF”), O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (the “Emerging Markets ETF”), O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged) (the “Emerging Markets Currency Hedged ETF”), O’Shares Quality Aggregate Bond ETF (the “Aggregate Bond ETF”), O’Shares Quality Investment Grade Corporate Bond ETF (the “Investment Grade ETF”), O’Shares High Yield Corporate Bond ETF (the “High Yield ETF”), O’Shares Quality Short Term Investment Grade Corporate Bond ETF (the “Short Term Investment Grade ETF”), O’Shares Quality Short Term High Yield Corporate Bond ETF(the “Short Term High Yield ETF”), O’Shares Quality Preferred Stock ETF (the “Preferred Stock ETF”) and O’Shares Quality Senior Loan ETF (the “Senior Loan ETF”) (or individually, a “Fund”).

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

1

“Independent Trustee” means a Trustees who is not an “interested persons” as defined under Section 2(a)(19) of the 1940 Act.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund. The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to a Fund for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Interested Trustee” means a Trustee who is an “interested person” of the Trust as defined in Section 2(a)(19) of the 1940 Act.

“NAV” means the net asset value of a Fund.

“SAI” means this statement of additional information.

“SEC” means U.S. Securities and Exchange Commission.

“Shares”  means the shares of the Funds.

“Target Index” means the [   ] Index

“Transaction Fees” means fees imposed to compensate the Trust in connection with creations and redemptions.

“Trust” means OSI ETF Trust.

“Trustee” means a trustee of the Trust.

2

INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Funds are diversified series of the Trust. The Trust was organized on April 12, 2016. Other series of the Trust may be added in the future.

Each Fund issues and redeems Shares at NAV only in aggregations of a specified number of Shares (“Creation Units”), generally in exchange for a basket of securities, together with the deposit of a specified cash amount, or for an all cash amount. Shares of each Fund are listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual fund shares, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 50,000 Shares or multiples thereof. Including in the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from the Fund and Transaction Fees — is not relevant to most retail investors.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Exchange Listing and Trading

Shares of each Fund are listed and traded on the Exchange. Shares trade on the Exchange and throughout the secondary market at prices that may differ from their NAV or Indicative Intraday Value (“IIV”), as explained under the section entitled “IIV” below, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets, your broker will normally charge you a commission or other transaction charges.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) after the first 12 months the Fund is listed, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

IIV

The IIV is designed to provide investors with a reference value that can be used in connection with other related market information. The IIV is an approximate per-Share value and is disseminated every fifteen (15) seconds throughout the trading day by the Exchange, or by other information providers. The IIV is calculated by (i) calculating the estimated value of the securities included in the Fund’s published basket of portfolio securities and

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any short positions, (ii) calculating the estimated amount of the value of cash and/or money market instruments per Creation Unit held in the Fund’s published basket of portfolio securities, (iii) calculating the estimated in-the-money or out-of-the-money value of the financial instruments held by the Fund, if any, and (iv) adding (i) through (iii) to arrive at a value, and (v) dividing that value by the number of Shares in a Creation Unit. The IIV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time. The IIV should not be viewed as a “real-time” update of the NAV of the Fund because it may not be calculated in the same manner as the NAV. The Funds, the Adviser and their affiliates are not involved in, or responsible for, the calculation or dissemination of the IIV and make no warranty as to the accuracy of the IIV.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

Reference is made to the Prospectus for a discussion of the primary investment objectives and policies of the Funds. The discussion below supplements, and should be read in conjunction with, the Prospectus.

The investment restrictions of each Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds (including the benchmarks of the Funds) may be changed by the Trustees without the approval of shareholders.

The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of the Adviser, the techniques or strategies may be advantageous to the Fund. A Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

A Fund may consider changing its Target Index at any time, including if, for example, the current index becomes unavailable, the Board of Trustees believes that the current index no longer serves the investment needs of a majority of shareholders, that another index may better serve its needs, or if the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its Target Index.

For purposes of this SAI, the word “invest” refers to a Fund directly investing and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to a Fund’s direct investments and indirect investments in securities and other instruments.

Additional information concerning the Funds, their investments policies and techniques, and the securities and financial instruments in which they may invest is set forth below.

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to directly invest at least 80% of their assets in the component securities of their Target Index or, as applicable, depositary receipts representing component securities of the Target Index. For purposes of each such investment policy, “assets” includes a Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, to the extent that they are not already counted as investments, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

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Borrowing

No Fund may borrow money, except as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. The Funds may, however, pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings and in connection with hedging transactions, short sales and similar investment strategies.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described below in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and will not be considered borrowings by that Fund.

Business Development Companies

Subject to its investment policies and restrictions, a Fund may invest in shares of business development companies (BDCs). BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for raising capital. BDCs invest in such diverse industries as healthcare, chemical, manufacturing, technology and service companies. A BDC must invest at least 70% of the value of its total assets in certain asset types, which typically are the securities of private U.S. businesses, and must make available significant managerial assistance to the issuers of such securities. BDCs often offer a yield advantage over other types of securities. Managers of BDCs may be entitled to compensation based on the BDC s performance, which may result in a manager of a BDC making riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. Because BDCs typically invest in small and medium-sized companies, a BDC s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase the BDC s volatility and risk. Investments made by BDCs generally are subject to legal and other restrictions on resale and are otherwise less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs also may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a BDC experiences the need to write down the value of an investment, which tends to increase the BDC s volatility and risk.

Investments in BDCs are subject to management risk, including the ability of the BDC s management to meet the BDC s investment objective and to manage the BDC s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV. Like an investment in other investment companies, a Fund will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

BDCs may employ the use of leverage through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility of the BDC and the possibility that the BDC s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

Commodity Pool Operator Regulation

As of January 1, 2013, the CFTC imposed new limitations on commodities trading by certain regulated entities, including advisers of registered investment companies. Pursuant to the new limitations, in order to qualify for an exclusion from registration and regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”), a Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on

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futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s net asset value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). Because the Fund is expected to engage only in a de minimis amount of such transactions, the Adviser will claim such an exclusion. Therefore, it is not subject to the registration and regulatory requirements of the CEA.

Cybersecurity Risk

The Funds, like all companies, may be susceptible to operational and information security risks, or risks of catastrophic systems failures by critical service providers. Cybersecurity or critical systems failures or breaches of the Funds, their service providers, index providers, Authorized Participants or the issuers of securities in which the Funds invest, have the ability to cause disruptions, impact business operations and impede trading, potentially resulting in financial losses, the inability of Authorized Participants to process transactions, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

Equity Securities

The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an equity security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of an equity security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Fund is susceptible to these market risks.

Fixed Income Securities

Fixed income securities are securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities), including bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, money-market securities, private placements, defaulted debt securities, Rule 144A securities and seasoned Regulation S securities.  Debt securities are all generally subject to interest rate, credit, income and prepayment risks and, like all investments, are subject to liquidity and market risks to varying degrees depending upon the specific terms and type of security.

Foreign Currency Transactions

Each Fund may hold funds in bank deposits in U.S. or foreign currency, including during the completion of investment programs. For additional currency exposure, the Funds may also conduct currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward currency contract. These transactions will expose a Fund to foreign currency fluctuations.

The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. The successful use of forward currency contracts will usually depend on the Adviser s ability to forecast accurately currency exchange rate movements and its skill in analyzing and predicting currency values. There is no assurance that the Adviser s use of forward currency contracts will be advantageous to a Fund or that the Adviser will hedge exposures at an appropriate time. The precise matching of

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forward contract amounts and the value of the securities involved is generally not possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Further, under certain circumstances, a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Code or to maintain its exception from registration as a commodity pool operator under the CEA.

Forward contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

At or before settlement of a forward currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward currency contract is cash settled, pay or receive the difference between it and its counterparty s obligations under the contract. If a Fund makes delivery of a currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets into the currency. A Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.

Forward currency contracts have historically been individually negotiated and privately traded by currency traders and their customers, though in the future they may become centrally cleared. These contracts may result in a loss if a counterparty, including a central clearing agency, does not perform as expected or becomes insolvent. In the event of insolvency of a counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity or, even if it entered an offsetting transaction with a second counterparty, the Fund would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

A Fund may enter into forward contracts for a variety of reasons, including hedging and extracting investment returns.

Hedging. With respect to hedging, a Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

Position hedging and transaction hedging generally involve a Fund seeking to “lock in” the exchange rate between currencies. For example, if a Fund owned securities denominated in euros, to effectuate a position hedge, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro s value. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire may serve as a long hedge.

Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

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A Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

Except for the International Currency Hedged ETF and Emerging Markets Currency Hedged ETF, no Fund is obligated to actively engage in currency hedging transactions; therefore, such a Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

Investing. The Fund may invest in a combination of (i) forward foreign currency contracts and U.S. dollar-denominated instruments or (ii) forward currency contracts and non-U.S. dollar-denominated instruments to seek performance that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. dollar-denominated exchange-traded funds or money market instruments with “long” forward currency exchange contracts creates a position economically equivalent to an instrument denominated in the foreign currency itself.

A Fund also may use forward currency contracts to attempt to enhance income or yield. A Fund could use forward currency contracts to increase its exposure to foreign currencies that the Adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and the Adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency. Such foreign cross-currency contracts may be considered a hedging strategy rather than a speculative strategy if a Fund’s commitment to purchase the new (more favorable) currency is limited to the market value of the Fund’s securities denominated in the old (less favorable) currency.

With respect to transactions not entered into for hedging purposes, a Fund’s custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

Conversion. Although each Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by

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U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

The value of each Fund’s investments is calculated in U.S. dollars each day that the NYSE is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies depreciate relative to the U.S. dollar, the Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should decrease. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

Foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such forward currency contracts. Therefore, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the forward currency contracts until they reopen.

Foreign Investments

Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which a Fund invests, or to which it obtains exposure, are generally held outside the U.S. in foreign banks and securities depositories. Each Fund’s custodian is the Fund’s “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that the Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for a Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

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Dividends and interest on, and proceeds from the sale of, foreign securities a Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.

Currency Risk and Exchange Risk. Securities in which a Fund invests, or to which they obtain exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting a Fund’s investments.

Depositary Receipts. The Fund may invest in foreign securities by purchasing sponsored and unsponsored depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

In an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary s transaction fees are paid by the depositary holder. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current, and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. In addition, the issuers of securities underlying unsponsored depositary receipts may be subject to less stringent government supervision.

Emerging Markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging market countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging market countries.

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Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

Foreign Government Securities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different kinds of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of foreign governments to tighten the availability of credit.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Union, and the Inter-American Development Bank.

As with other fixed income securities, foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of foreign government securities may fall during times of rising interest rates. Yields on foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets. In particular, a Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much

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disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company s financial condition.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund “covers” its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently to the futures contract. A Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Funds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures

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commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Illiquid Securities

The Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws, such as where a Fund has obtained material, non-public information about a security it holds. The Funds may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The staff of the SEC has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Adviser. It is not possible to predict with

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assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund’s liquidity.

Index Options

The Funds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions, or to create synthetic positions.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either: (i) owns an offsetting position in securities or other options; and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. Purchased OTC options and the cover for written OTC options will be subject to the relevant Fund’s 15% limitation on investments in illiquid securities. See “Illiquid Securities.”

Some stock index options may be based on a broad market index or on a narrower market index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE ) and other options exchanges (“Options Exchanges).

Each of the Options Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Options Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Options Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell; however, the Adviser intends to comply with all limitations.

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Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Funds may invest in the securities of another investment company (the “acquired company”) provided that a Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale (i) the Fund owns more than 3% of the other investment company s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The foregoing limits do not apply to a Fund’s investments in an investment company that is part of the same group of investment companies as the Fund.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, the Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, foreign investment companies and BDCs. The Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. The Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index.

Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index, or strategy used to track the index.

The Funds also may invest in private investment funds, vehicles, or structures.

The Fund may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

Master Limited Partnerships

The Fund may invest in master limited partnerships (“MLPs”) which are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs generally have two classes of owners, one or more general partners and the limited partners (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership s operations and management. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an

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MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Options on Securities

The Funds may buy and write (sell) options on securities. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written.

Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

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Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. A Fund’s portfolio turns over, including due to changes in and rebalancings of its Target Index. A high portfolio turnover rate (for example, over 100%) may result in transaction costs to a Fund, including brokerage commissions and other transaction costs. The performance of a Fund could be negatively impacted by the increased costs. In addition, rapid portfolio turnover exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to a shareholder as ordinary income and thus cause the shareholder to pay higher taxes. However, utilizing the creation and redemption in-kind mechanism, the Funds will seek to eliminate capital gains to the extent possible.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. In addition, the calculation of portfolio turnover does not include portfolio securities involved in in-kind transactions for Creation Units.

Portfolio turnover for the Funds may vary greatly from year to year, as well as within a particular year. The Funds are newly established. Accordingly, information on the Funds’ portfolio turnover rates is not available as of the date of this SAI.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. When a Fund is a protection seller in a credit default swap, it will segregate liquid assets equal to the full notional value of the swap.

In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash of other assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Funds illiquid investment limitations. However, the Funds have adopted procedures pursuant to which the Adviser may determine swaps to be liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which could lead to significant losses. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s right as a creditor.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess will be earmarked or segregated by a Fund’s custodian. Inasmuch as these transactions are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds transactions in swap agreements.

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Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser s holding period. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets.

Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”). A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to their shareholders if, among other things, they distribute substantially all of their taxable income (other than net capital gains) for each taxable year.

Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including a Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in a Fund’s fee table.

A Fund also may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, including regulations thereunder and IRS interpretations or similar authority upon which the Fund may rely or its failure to maintain exemption from registration under the 1940 Act.

Reverse Repurchase Agreements

The Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund

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intends to use the reverse repurchase technique only when the Adviser believes it will be to the Fund’s advantage to do so. The Fund will earmark or segregate cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

U.S. Government Securities

The Funds also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these Funds employ, or for liquidity purposes. U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.

While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Tracking an Index

Each Fund is managed with a passive investment strategy, attempting to track the performance of its Target Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of its Target Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Tracking error is the difference between a Fund’s performance from that of the Target Index. This may occur due to an imperfect correlation between a Fund’s holdings and those comprising the Target Index, pricing differences, the Fund’s holding of cash, differences in the timing of dividend accruals, changes to the Target Index, or the need to meet regulatory requirements. This risk is heightened during times of increased market volatility or other unusual market conditions. Further, as new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case they may experience greater tracking error to their Target Indexes than it otherwise would at higher asset levels or they could ultimately liquidate.

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An investment in a Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Target Index because, among other things, the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of an Target Index. It is also possible that a Fund may not track the performance of its Target Index due to the unavailability of certain Target Index securities in the secondary markets or due to other extraordinary circumstances. There may also be tracking error because the Fund intends to qualify as a “regulated investment company” under the Code. The use of a representative sampling strategy to track the Target Indexes may produce greater tracking error than if the Funds employed a full replication strategy.

When-Issued and Delayed-Delivery Securities

The Funds may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. The Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will earmark or segregate cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a “majority” of the outstanding voting securities of that Fund, as that term is defined in the 1940 Act. As defined in the 1940 Act, the vote of a majority of the outstanding voting securities means the lesser of: (i) 67% or more of the voting securities of the series present at a duly called meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the series. (All policies of a Fund not specifically identified in this SAI or the Prospectus as fundamental may be changed without a vote of the shareholders of the Fund, upon approval of a majority of the Trustees.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

1.	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.
The Fund may not engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.
The Fund may not purchase or sell real estate, except: (i) to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and (ii) that it may invest in securities or other instruments directly or indirectly secured by real estate and invest in securities or other instruments issued by issuers that invest in real estate.

5.
The Fund may not purchase or sell physical commodities if, as a result, more than 5 percent of its total assets would be invested in physical commodities, unless such physical commodities are acquired as a result of ownership of securities or other instruments; provided that for this purpose currencies are not considered physical commodities, and that this restriction shall not prevent the Fund from (i) purchasing or selling securities or instruments of companies that purchase or sell commodities or that invest in commodities; (ii)

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engaging in any transaction involving options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments, or other derivative instruments; or (iii) purchasing or selling investments in securities or engaging in transactions in other instruments that are linked to or secured by physical or other commodities.

6.	The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7.
The Fund will not concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers (excluding investment companies) of one or more particular industries, except that the Fund will concentrate to approximately the same extent that its Target Index concentrates in the investments of such particular industry or industries.

Except with respect to borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation. Thus, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act or the relevant rules, regulations or interpretations thereunder.

Each of the Funds is “diversified” as defined in the 1940 Act. This means that at least 75% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. A Fund may not change from “diversified” to “non-diversified” without the approval of a “majority” of the outstanding voting securities of that Fund (as defined above).

For purposes of the limitation on industry concentration, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Portfolio transactions will generally be implemented through in-kind transactions for Creation Units; however, the Adviser will execute brokerage transactions for the Funds and the Funds will incur brokerage commissions, particularly until the Funds achieve scale. Also, the Funds may accept cash, in which case the Adviser may need to execute brokerage transactions for the Funds.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Adviser expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the 1940 Act, the 1934 Act and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in NASDAQ or OTC securities and securities listed on an exchange) and agency NASDAQ or OTC transactions executed with an electronic communications network or an alternative trading system. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

The Adviser may serve as an investment manager to and may place portfolio transactions on behalf of other clients, including other investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Adviser manages in such manner as the Adviser deems equitable. Orders are placed at the end of the trading day in separate baskets for the Fund (orders for the same securities on the same side of the market are not aggregated). If an order is partially filled and the security is being

22

traded for more than one Fund, the main factors considered by the Adviser in making allocations to the Fund is its respective investment objectives and the order size of the Fund with respect to the relevant security.

The policy of the Fund regarding purchases and sales of securities for a Fund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as, in most cases, an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund’s policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, the Adviser may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Adviser, for the additional services. The information and services received by the Adviser from brokers and dealers may be of benefit to the Adviser in the management of accounts of some of the Adviser’s other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce the Adviser s expenses, this information and these services are of indeterminable value and the management fee paid to the Adviser is not reduced by any amount that may be attributable to the value of such information and services.

The Adviser does not consider sales of Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

Because the Funds had not yet commenced operations as of the date of this SAI, they have not paid any brokerage commissions during the most recent fiscal year.

Directed Brokerage

Because the Funds had not yet commenced operations as of the date of this SAI, they did not direct any brokerage during the most recent fiscal year.

Securities of “Regular Broker-Dealers”

Because the Funds had not yet commenced operations as of the date of this SAI, they did not own any securities of any “regular broker dealers” during the most recent fiscal year.

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MANAGEMENT OF TRUST

Trustees and Officers

 The Trustees, their year of birth, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their year of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o OSI ETF Trust, 60 State Street, Suite 700, Boston, MA 02109.

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
[ ] Year of Birth: [ ]	Trustee	Since [ ]	[ ]	[ ]	[ ]
[ ] Year of Birth: [ ]	Trustee	Since [ ]	[ ]	[ ]	[ ]
Interested Trustee**
Connor O’Brien Year of Birth: 1961	Trustee	Since 2016	President and Chief Investment Officer, Stanton Asset Management (Canada)	19	[ ]
* Each Independent Trustee may be contacted by writing to the Independent Trustees of OSI ETF Trust, 60 State Street, Suite 700, Boston, MA 02109.

** Mr. O’Brien is considered to be an interested person of the Trust because he is an officer of the Adviser.

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Connor O’Brien 60 State Street, Suite 700 Boston, MA 02109 Year of Birth: 1961	President	Since 2016
Chief Executive Officer and President, O’Shares Investments (since 2016); President and Chief Investment Officer, Stanton Asset Management (since [   ]); President, Chief Executive Officer, Fund Manager and Director, O’Leary Funds Management, LP (since 2008); [title], Stanton Capital Corporation; Chief Executive Officer, President and Director, Gencap Funds LP (from [   ]).

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Louise Ann Poirier 60 State Street, Suite 700 Boston, MA 02109 Year of Birth: 1962	Secretary and Treasurer	Since 2016
Chief Financial Officer, O’Shares Investments (since [  ]); Senior Vice President, Chief Financial Officer and Treasurer, Stanton Asset Management (since [   ]); Managing Director, Stanton Capital Corporation (from [   ]); Chief Financial Officer, Secretary, Treasurer, and Director, O’Leary Funds Management, LP (from [   ]).

Trustee Ownership of Fund Shares

Because the Funds had not yet commenced operations as of the date of this SAI, the trustees do not beneficially own any securities.

Qualification of Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Conner O’Brien: Mr. Connor O’Brien is the President, Chief Executive Officer, Fund Manager, and Director of O’Leary Funds Management LP. Mr. O’Brien co-founded the firm in 2008. He serves as the President and Chief Investment Officer at Stanton Asset Management Inc. Mr. O’Brien also serves as the Chief Executive Officer and President at O’Shares Investments. He has extensive investment experience, which includes involvement in the Canadian, US, and international markets. Mr. O’Brien’s experience has also involved mergers and acquisitions, capital markets, and investment management. He was previously employed at Stanton Capital Corporation. Mr. O’Brien was the Chief Executive Officer, President and Director of Gencap Funds LP. His career started in mergers and acquisitions and capital markets at Lehman Brothers and Merrill Lynch, and was followed by involvement in private equity management, and thereafter management of portfolios invested in Canadian and global securities. Mr. O’Brien has received an MBA from Dartmouth College and a BA in Physics and Economics from Middlebury College.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust and the Funds. The Board elects the officers of the Trust, who, along with third party service providers, are responsible for administering the day-to-day operations of the Trust. The Board is comprised of [#] Independent Trustees that are not considered to be “interested persons” by reason of their relationship with the Trust’s management or otherwise as defined under the 1940 Act and one Interested Trustee who is affiliated with the Adviser. Mr. O’Brien, an Interested Trustee, is Chairman of the Board. As Chairman, Mr. O’Brien approves agendas for Board meeting and generally facilitates communication and coordination among the Trustees and between the Trustees and management. Each Trustee serves until his or her death, resignation, removal, retirement or inability otherwise to serve.

The Board will hold four regularly scheduled in-person meetings each year. At each in-person meeting, the Independent Trustees will meet in executive session to discuss matters outside the presence of management. In addition, the Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees are appropriate under the circumstances. Based on such self-assessment, among other

25

things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of Funds overseen by the Board, their investment objectives, the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Advisers risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the CCO, including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Currently, each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally the Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of the Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. The Audit Committee did not meet as of the date of this SAI.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; and (3) review periodically the workload and capabilities of the Trustees and, as the Nominating Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Nominating Committee will generally not consider potential candidates for nomination identified by shareholders. The Nominating Committee did not meet as of the date of this SAI.

Compensation of Trustees and Officers

Interested Trustees are not compensated by the Trust. The Trust pays each Independent Trustee [$    ] per year for attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.

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The table below shows the estimated compensation to be paid by the Funds for the fiscal year ending December 31, 2016. No compensation was paid by the Trust to the Trustees for the fiscal year ended December 31, 2015 since the Funds had not commenced operations.

Name	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Trust Paid to Trustees
Independent Trustees
[ ]	$[ ]	None	None	$[ ]
[ ]	$[ ]	None	None	$[ ]
Interested Trustee
Connor O’Brien	None	None	None	None

Control Persons and Principal Holders of Securities

Prior to the commencement of investment operations and the public launch of the Funds, the Adviser owned all of the initial Shares issued by the Funds. No other person owns of record or is known by the Funds to own beneficially 5% or more of the Funds outstanding equity securities.

INFORMATION ABOUT ADVISER

[   ] have been the Funds’ portfolio managers since the Fund’s inception in 2016.

Other Accounts Managed by Portfolio Managers

The following table provides information about the portfolio managers as of [      ], 2016:

	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts		Performance Fee Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Conflicts of Interest

In the course of providing advisory services for the Funds, the Adviser may simultaneously recommend the sale of a particular security for one Fund or account, if any, while recommending the purchase of the same security for another Fund or account, if any, if such recommendations are consistent with each client s investment strategies.

The Adviser, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Adviser s clients, such as the Funds. Thus the Adviser may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The Adviser may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.

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In addition, the Adviser, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Adviser may buy or sell securities or other instruments that the Adviser has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Adviser’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Adviser has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Any Access Person of the Adviser may make security purchases subject to the terms of the Advisers Code of Ethics which is consistent with the requirements of Rule 17j-1 under the 1940 Act.

The Adviser and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Adviser and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Adviser. Accordingly, should the Adviser or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Adviser and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.

Portfolio Manager Compensation

O’Shares has created a competitive compensation program that is designed to attract and retain high-caliber investment professionals. Portfolio Managers are eligible to receive a fixed base salary, an annual incentive bonus, equity ownership as well as benefits. A portfolio manager’s total compensation, inclusive of bonus and equity ownership in the Adviser reflects a portfolio manager’s relative experience and contribution to the firm.

The annual incentive bonus opportunity provides cash bonuses and equity ownership based upon the overall firm’s performance and individual contributions. At this stage in the growth of the firm, equity ownership is the key incentive compensation for rewarding managers. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount. Overall compensation will depend on the profitability of the Adviser, which is tied to the success of the Funds.

Portfolio Managers are eligible to participate in the firm’s standard employee benefit programs, which include health and welfare programs.

Disclosure of Securities Ownership

Because the Funds had not commenced operations as of the date of this SAI, the portfolio managers did not own any Shares of the Funds.

Investment Advisory Agreement

Under an investment advisory agreement between O’Shares and the Trust, on behalf of the Funds (“Advisory Agreement”), each Fund pays the Adviser a management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of the Fund.

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Fund	Management Fee
O’Shares FTSE Russell U.S. Quality High Dividend ETF	[ ]%
O’Shares FTSE Russell U.S. Quality Value Dividend ETF	[ ]%
O’Shares FTSE Russell U.S. Quality Growth Dividend ETF	[ ]%
O’Shares FTSE Russell Mid-Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Small Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell International Quality Dividend ETF	[ ]%
O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)	[ ]%
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)	[ ]%
O’Shares Quality Aggregate Bond ETF	[ ]%
O’Shares Quality Investment Grade Corporate Bond ETF	[ ]%
O’Shares Quality High Yield Corporate Bond ETF	[ ]%
O’Shares Quality Short Term Investment Grade Corporate Bond ETF	[ ]%
O’Shares Quality Short Term High Yield Corporate Bond ETF	[ ]%
O’Shares Quality Preferred Stock ETF	[ ]%
O’Shares Quality Senior Loan ETF	[ ]%

O’Shares manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, and administers the affairs of the Funds, subject to the general oversight of the Board. The address of O’Shares Investment Advisers, LLC is 60 State Street, Suite 700, Boston, MA 02109.

Under the Advisory Agreement, the Adviser bears all of the costs of the Funds, except for the advisory fee, distribution fees (including any payments under the Funds 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

The Adviser has agreed to waive its fees and reimburse expenses for the Fund until at least [DATE] so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), Trustee fees, litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to the ratios below:

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Fund	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement Ratio
O’Shares FTSE Russell U.S. Quality High Dividend ETF	[ ]%
O’Shares FTSE Russell U.S. Quality Value Dividend ETF	[ ]%
O’Shares FTSE Russell U.S. Quality Growth Dividend ETF	[ ]%
O’Shares FTSE Russell Mid-Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Small Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF	[ ]%
O’Shares FTSE Russell International Quality Dividend ETF	[ ]%
O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)	[ ]%
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF	[ ]%
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)	[ ]%
O’Shares Quality Aggregate Bond ETF	[ ]%
O’Shares Quality Investment Grade Corporate Bond ETF	[ ]%
O’Shares Quality High Yield Corporate Bond ETF	[ ]%
O’Shares Quality Short Term Investment Grade Corporate Bond ETF	[ ]%
O’Shares Quality Short Term High Yield Corporate Bond ETF	[ ]%
O’Shares Quality Preferred Stock ETF	[ ]%
O’Shares Quality Senior Loan ETF	[ ]%

This undertaking can only be changed with the approval of the Board of Trustees.

The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Advisory Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in the Advisory Agreement. The Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others. A discussion regarding the basis for the Board s approval of the Advisory Agreement will be included in their first report to shareholders.

The Advisory Agreement with respect to a Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by: (1) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund; and (2) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Interested Persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of a Fund’s shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

Codes of Ethics

The Trust and Adviser have each adopted a code of ethics (“Code of Ethics”), as required by applicable law, which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a Code of Ethics). There can be no assurance that the Codes of Ethics will be effective in preventing such activities. The Codes of Ethics may permit personnel subject to them to purchase and sell securities, including securities that may be sold, held or purchased by the Funds. The Trust’s and the Adviser’s Codes of Ethics are on file with the SEC and are available to the public.

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PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, portfolio holdings of the Funds, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated that Business Day through financial reporting and news services, including the website www.oshares.com.

Each day the Fund is open for business, the Trust will publicly disseminate the Fund’s full portfolio holdings as of the close of the previous day through its website at www.oshares.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the CCO  or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of a Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Adviser or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

INFORMATION ABOUT OTHER SERVICE PROVIDERS

Administrator, Fund Accounting Agent and Transfer Agent

[         ] (“Administrator”), [ADDRESS], acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; the Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.

Custodian

[       ], acts as custodian to the Funds.

Independent Registered Public Accounting Firm

[      ], serves as independent registered public accounting firm to the Funds.  [     ] provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103 serves as the Trust’s legal counsel.

Distributor

[     ], (the “Distributor”), serves as the distributor of Creation Units for the Funds on an agency basis. The Trust has entered into a Distribution Agreement, (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor s principal address [     ]. The Distributor is a

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broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Transactions in Creation Units. The Distributor also acts as an agent for the Trust for those activities described within the Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Distribution and Service Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”). In accordance with its Plan, the Fund is authorized to pay an amount up to [0.25]% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Adviser may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. The Adviser may pay amounts to third parties for distribution or marketing services on behalf of the Funds.

The Plan was adopted in order to permit the implementation of the Funds’ method of distribution. No fees are currently paid by any Fund under a Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund.

If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

Each Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually: (1) by the vote of a majority of the Trustees; and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares.

Payments to Financial Intermediaries

The Adviser or another affiliate of the Funds, out of its own resources, may provide additional compensation to third parties, including financial intermediaries. Such compensation is sometimes referred to as “revenue sharing. Compensation received by a third party from the Adviser or another affiliate of the Funds may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Funds, including travel and lodging expenses. It may also cover costs incurred by a third party in connection with

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their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

Any compensation received by a financial intermediary, whether from the Funds or their affiliates, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of the Funds over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Funds within its organization by, for example, placing it on a list of preferred funds.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on April 12, 2016 and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of 17 series. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that in a matter affecting only a particular Fund, only Shares of that Fund may be entitled to vote on the matter. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of a Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of a Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as a securities depositary for the Shares. The Shares of the Fund are represented by a global certificate registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

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DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc. (“NYSE”) and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name, and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

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The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform the functions described or make other arrangements to represent Share ownership satisfactory to the Exchange.

PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees (“Board”) has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services.

While proxy voting is not integral to the Adviser s investment strategy, the Adviser has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are reasonably designed to ensure that the Adviser votes proxies prudently and in the best interest of its advisory clients for whom the Adviser has voting authority, including the Funds. The Adviser retains an independent fiduciary, Institutional Shareholder Services (“ISS”), to vote proxies on behalf of its clients, and periodically conducts due diligence on ISS as part of its oversight responsibilities related to the use of ISS. The Adviser does not retain ISS to conduct research concerning the manner in which proxies should be voted.

The Proxy Voting Policy describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting. Specifically, the Adviser seeks to avoid material conflicts of interest by having ISS vote proxies according to detailed, pre-determined guidelines, which the Adviser has determined are in the best interests of all its clients. Thus, absent unusual circumstances or specific client instructions, the Adviser votes proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. The Adviser believes that the ISS guidelines reflect industry best practices; and as the process for voting is automated, the instances in which votes are not cast, or not cast according to the guidelines, is minimized.

The Adviser s portfolio management team is permitted, under certain circumstances, to vote contrary to the ISS guidelines, provided they believe they are acting in the best interests of clients and complete documentation to substantiate that belief. The Adviser s CCO performs a review quarterly to ensure that, in any instances where the Adviser voted contrary to the ISS guidelines, the proper documentation was completed.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, by calling 1-617-292-9801, or on the website of the SEC, www.sec.gov.

TRANSACTIONS IN CREATION UNITS

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. No Fund will issue fractional Creation Units.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

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Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Regular orders must be received by the Distributor by the “Closing Time” of the regular trading session on the Exchange (currently 4:00 p.m. Eastern time) on the Business Day such order is placed to be effectuated based on the Fund’s NAV that day. Orders effectuated outside the Clearing Process are likely to require transmittal earlier on the relevant Business Day than orders effectuated through the Clearing Process. Thus, persons placing or effectuating orders outside the Clearing Process should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders.

The securities contained in the In-Kind Creation Basket and In-Kind Redemption Basket that represent component securities from the long portion of the relevant Target Index either (a) will correspond pro rata to the long portfolio securities of the relevant Fund, or (b) will not correspond pro rata to the long portfolio securities, provided that the In-Kind Creation Basket and In-Kind Redemption Basket securities (1) consist of the same representative sample of the long portfolio securities designed to generate performance that is highly correlated to the performance of the long portfolio securities, (2) consist only of securities that are already included among the existing long portfolio securities, and (3) are the same for all Authorized Participants on a given Business Day. In either case, the In-Kind Creation Basket and In-Kind Redemption Basket securities and a true pro rata slice of the long portfolio securities may differ solely to the extent necessary (a) because it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement, (b) because, in the case of equity securities, rounding is necessary to eliminate fractional shares or lots that are not tradable round lots, or (c) for temporary periods, to effect changes in the long portfolio securities as a result of the rebalancing of a Target Index.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on the Fund’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and therefore has additional cash included in a Fund Deposit or Fund Redemption in lieu of such security.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Shares of the Funds will only be issued against full payment, as further described in the Prospectus and this SAI.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors may be required to pay a Transaction Fee. The “Creation Transaction Fee” and “Redemption Transaction Fee” are fixed for, respectively, all creation and redemption transactions through the Clearing Process on a Business Day, regardless of the number of transactions effectuated that day. A charge of up to $2,000 (“Variable Fee”) may be imposed as part of the Transaction Fee for, among other things: (i) transactions outside the Clearing Process; and (ii) transactions effectuated wholly or partly in cash, including custom orders, to offset brokerage and other transaction costs thereby imposed on the Trust. The Adviser, subject to the approval of the Board, may adjust or waive the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the

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securities in the In-Kind Creation and Redemption Baskets, respectively, to and from the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

The Standard Creation/Redemption Transaction Fees for the Fund is identified in the table below and a Variable Fee of up to $2,000 may also be charged.

Fund	Standard Transaction Fee
O’Shares FTSE Russell U.S. Quality High Dividend ETF	$ [ ]
O’Shares FTSE Russell U.S. Quality Value Dividend ETF	$ [ ]
O’Shares FTSE Russell U.S. Quality Growth Dividend ETF	$ [ ]
O’Shares FTSE Russell Mid-Cap Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell Small and Mid-Cap Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell International Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)	$ [ ]
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF	$ [ ]
O’Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)	$ [ ]
O’Shares Quality Aggregate Bond ETF	$ [ ]
O’Shares Quality Investment Grade Corporate Bond ETF	$ [ ]
O’Shares Quality High Yield Corporate Bond ETF	$ [ ]
O’Shares Quality Short Term Investment Grade Corporate Bond ETF	$ [ ]
O’Shares Quality Short Term High Yield Corporate Bond ETF	$ [ ]
O’Shares Quality Preferred Stock ETF	$ [ ]
O’Shares Quality Senior Loan ETF	$ [ ]

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket, which constitutes a representation of the long positions in a Target Index held by a Fund, and Cash Component, or an all cash payment.

The consideration for a Creation Unit generally consist of the In-Kind Creation Basket and a Cash Component, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser.

The Administrator, in a PCF sent via the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for the Fund (based on information about the long positions in the Fund’s portfolio at the end of the previous Business Day). The Administrator, through the NSCC, also makes available on each Business Day, the estimated Balancing Amount, effective through and including the previous Business Day.

The Fund Deposit is applicable for purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit is made available. The Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment

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rebalancing, and investment decisions by the Adviser are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Placement of Creation Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if: (i) such order is received by the Distributor by the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Administrator in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of an ETF; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Adviser have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) of the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor by the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by 2:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day.

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To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% of the daily marked to market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Redeeming Creation Units

Fund Redemptions. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Administrator and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or a Cash Redemption Amount that includes an all cash payment. Investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The redemption proceeds for a Creation Unit generally consist of the In-Kind Redemption Basket and a Cash Redemption Amount, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the Fund.

The Administrator, in a Portfolio Composition File (“PCF”) sent via the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction). The In-Kind Redemption Basket on a particular Business Day may not be identical to the In-Kind Creation Basket for that day.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern time, will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the

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Trust on the Transmittal Date if: (i) such order is received by the Administrator not later than 4:00 p.m., Eastern time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both: (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date; and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and any Cash Redemption Amount owed to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Regular Holidays. For every occurrence of one or more intervening holidays in the applicable non-U.S. markets market that are not holidays observed in the U.S., the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Funds from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. The holidays applicable to the Funds that invest in foreign securities during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

In calendar years 2016 and 2017, the dates of regular holidays affecting the relevant securities markets are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

[TO BE PROVIDED IN A SUBSEQUENT FILING]

Redemptions. The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose securities comprise the Funds. In calendar years 2016 and 2017, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles for a Fund as follows:

[TO BE PROVIDED IN A SUBSEQUENT FILING]

These worst case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each Business Day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. A Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding.

TAXATION

Overview

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is

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based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify and elect to be treated each year as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from: (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income from interests in “qualified publicly traded partnerships” (the income described in this subparagraph (a), “Qualifying Income”); (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in: (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses; or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

If, in any taxable year, a Fund were to fail to qualify for taxation as a RIC under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as dividend income. Distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

As noted above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year; and (3) all such ordinary income and capital gains that were not distributed in previous years. For this purpose, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Funds will be able to do so.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Options, Futures, and Swaps

Regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be

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60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked-to-market with the result that unrealized gains or losses are treated as though they were realized.

The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures, and swaps undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund is not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

More generally, investments by a Fund in options, futures, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a fund-level tax.

Constructive Sales

Under certain circumstances, each Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon each Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Constructive sale treatment does not generally apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “marked-to-market.”

Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or Shares. Distributions of net capital gains — that is, the

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excess of net long-term capital gains from the sale of investments that a Fund has owned (or is treated as having owned) for more than one year over net short-term capital losses that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or Shares, are taxable at long-term capital gains rates, regardless of how long the shareholder has held the Fund’s Shares. Capital Gain Dividends are not eligible for the corporate dividends received deduction.

Distributions attributable to the excess of net gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions of capital gains are generally made after applying any available capital loss carryforward.

The maximum long term capital gain rates applicable to non-corporate shareholders is 15% (or 20% for taxpayers with taxable income exceeding certain thresholds).

Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Shareholders will be notified annually as the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the value of the Shares received.

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan.

Please consult a tax adviser for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making investments through such plans.

Qualified Dividend Income

“Qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level): (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment interest; or (4) if the dividend is received from a foreign corporation that is: (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States); or (b) treated as a passive foreign investment company.

Disposition of Shares

Upon a redemption, sale or exchange of Shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the Shares. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder s hands and generally will be long-term or short-term, depending upon the shareholder s holding period for the Shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital

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loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such Shares.

Backup Withholding

Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if: (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. The backup withholding rate is 28%. Any amounts withheld under the backup withholding rules may be credited against the shareholder s federal income tax liability.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Non-U.S. Shareholders

Dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For taxable years of RICs beginning before January 1, 2015, an exemption from withholding had generally applied: (i) with respect to distributions from U.S.-source interest income that would not have been subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly designated by the Fund (“interest-related dividends”); and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by a Fund (“short-term capital gain dividends”). Legislation may extend the exemption from withholding for interest-related and short-term capital gain dividends to future taxable years, so that these exemptions may benefit the Funds and their shareholders, although at the time of this filing, it is unclear whether or when the legislation will be enacted and, if enacted, what the term of the extension will be (i.e., for one year or two years). Even if this exemption from withholding is extended, a Fund may opt not to designate dividends as interest-related dividends or short-term capital gain dividends.

If a beneficial owner of Fund Shares who is a foreign person has a trade or business in the United States, and dividends from the Fund are effectively connected with the conduct by the beneficial owner of that trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends unless: (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States; or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital gain Dividend and certain other conditions are met.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund will be required to withhold 30% of the ordinary dividends it pays, and the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or foreign

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individual that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as foreign investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify itself and may be required to provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. entity that invests in a Fund will need to provide a Fund with documentation properly certifying the entity s status under FATCA in order to avoid FATCA withholding. A foreign shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a Fund.

Equalization Accounting

Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify for treatment as a RIC under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income or net capital gain, as the case may be, the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders portion of the Fund’s undistributed investment company taxable income and net capital gain, respectively. This practice, which involves the use of “equalization” accounting, will have the effect of reducing the amount of income and gains that a Fund is required to distribute as dividends to (non-redeeming) shareholders in order for the Fund to avoid federal income tax and excise tax, and the amount of any undistributed income or gains will be reflected in the value of a Fund’s Shares. The total return on a shareholder s investment will not be reduced as a result of the Fund’s distribution policy. As noted above, investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.

Tax Shelter Disclosure

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted.

This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

Other Taxation

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to a Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax adviser for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.

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FINANCIAL STATEMENTS

[TO BE PROVIDED IN A SUBSEQUENT FILING]

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OSI ETF TRUST
File Nos. 811-23167 & 333-_____

PART C
Other Information

Item 28. Exhibits.

The following exhibits are filed herewith, except as noted:

(a) Agreement and Declaration of Trust

(i) Certificate of Trust dated April 12, 2016

(ii) Agreement and Declaration of Trust dated April 12, 2016

(b) By-laws

(i) By-Laws effective as of April 12, 2016

(c) Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust

(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value; Distributions; Redemptions;
Transfers
(d) Article VIII, Certain Transactions: Section 4
(e) Article X, Miscellaneous: Section 4

(ii) By-Laws

(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports: Section 1, 2 and 3
(c) Article VII, General Matters: Section 3, 4, 6 and 7
(d) Article VIII, Amendments: Section 1

(iii) Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i) To be filed by amendment.
(e) Underwriting Contracts

(i) Distribution Agreement
To be filed by amendment.

(ii) Form of Authorized Participant Agreement To be filed by amendment.

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

To be filed by amendment.

(h) Other Material Contracts

(i) Fund Administration and Accounting Agreement

To be filed by amendment.

(ii) Transfer Agent Agreement
To be filed by amendment.

(i) Legal Opinion

(i) Opinion and consent of counsel
To be filed by amendment.

(j) Other Opinions

(i) Consent of Independent Registered Public Accounting Firm

To be filed by amendment.

(k) Omitted Financial Statements

Not Applicable.

(l) Initial Capital Agreements

(i) To be filed by amendment.

(m) Rule 12b-1 Plan

(i) Distribution Plan, pursuant to Rule 12b-1
To be filed by amendment.

(n) Rule 18f-3 Plan

Not Applicable.

(p) Code of Ethics

(i) Code of Ethics
To be filed by amendment.

(q) Power of Attorney

(i) To be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

[To be completed by amendment]

Item 32. Principal Underwriters

[To be completed by amendment]
Item 33. Location of Accounts and Records

[To be completed by amendment]

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings
Not Applicable

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 6th day of July, 2016.

By:	OSI ETF Trust /s/ Connor O’Brien Connor O’Brien, President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Connor O’Brien
Connor O’Brien	President and Trustee	July 6, 2016

/s/ Louise Anne Poirier
Louise Anne Poirier	Secretary and Treasurer	July 6, 2016

OSI ETF TRUST
REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
EX-99.(a)(i)	Certificate of Trust dated April 12, 2016
EX-99.(a)(ii)	Agreement and Declaration of Trust dated April 12, 2016
EX-99.(b)(i)	By-Laws effective as of April 12, 2016